UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05782
PNC Funds, Inc.

(Exact name of registrant as specified in charter)
Two Hopkins Plaza
Baltimore, MD 21201

(Address of principal executive offices) (Zip code)
Jennifer E. Spratley
Two Hopkins Plaza
Baltimore, MD 21201

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-551-2145
Date of fiscal year end: May 31
Date of reporting period: August 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
PNC Funds, Inc.
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

	Par
	(000)	Value
COMMERCIAL PAPER — 48.0%(a)
Asset Backed Securities — 19.4%(b)
Amsterdam Funding Corp., 0.29%, 9/15/09	$13,500	$13,498,477
Barton Capital LLC, 0.28%, 9/8/09	12,000	11,999,347
Cancara Asset Securitization LLC
0.29%, 9/8/09	6,400	6,399,639
0.29%, 9/16/09	6,500	6,499,214
Edison Asset Securitization LLC, 0.26%, 11/25/09	13,000	12,992,019
Fairway Finance Corp., 0.19%, 9/4/09	13,250	13,249,790
Ranger Funding Co. LLC, 0.23%, 9/8/09	6,000	5,999,732
Sheffield Receivables, 0.23%, 9/15/09	10,500	10,499,061
Starbird Funding Corp., 0.22%, 9/9/09	13,000	12,999,364
Straight-A Funding LLC
0.31%, 9/18/09	5,193	5,192,240
0.28%, 11/12/09	9,500	9,494,680

		108,823,563

Banking & Financial Services — 4.6%
Bank of America Corp.
0.25%, 9/8/09	7,000	6,999,660
0.23%, 9/14/09	6,000	5,999,502
JPMorgan Chase & Co., 0.21%, 9/18/09(b)	13,000	12,998,711

		25,997,873

Diversified Financial Services — 2.1%
General Electric Capital Corp., 0.40%, 10/23/09	12,000	11,993,067

Federal and Federally Sponsored
Credit Agencies — 1.1%
The FDIC-General Electric Capital Corp., TLGP, 0.25%, 9/18/09	6,000	5,999,292

Foreign Banks — 13.5%
Abbey National North America LLC, 0.26%, 11/13/09	10,000	9,994,728
ABN AMRO North American Finance, Inc., 0.31%, 10/9/09	13,500	13,495,582
BNP Paribas Finance, Inc., 0.30%, 10/1/09	13,000	12,996,750
CBA (Delaware) Finance
0.35%, 9/21/09	5,000	4,999,028
0.32%, 10/6/09	5,000	4,998,444
0.50%, 12/21/09	5,000	4,992,292
Dexia Delaware LLC, 0.31%, 9/4/09	11,000	10,999,716
Lloyds TSB Bank PLC, 0.20%, 9/2/09	7,000	6,999,961
Societe Generale, 0.25%, 9/14/09	6,000	5,999,458

		75,475,959

Motor Vehicle and Car Bodies — 5.0%
American Honda Finance Corp.
0.45%, 9/2/09	7,500	7,499,906
0.45%, 9/9/09	6,500	6,499,350
Toyota Motor Credit Corp., 0.30%, 12/14/09	14,000	13,987,867

		27,987,123

Security Brokers & Dealers — 2.3%
UBS Finance Delaware LLC, 0.19%, 9/1/09	13,000	13,000,000

TOTAL COMMERCIAL PAPER (Cost $269,276,877)		269,276,877

CERTIFICATES OF DEPOSIT — 13.4%
Barclays Bank PLC
1.40%, 11/4/09	7,000	7,000,000
1.27%, 11/16/09(a)	7,500	7,503,451
BNP Paribas, 0.65%, 11/20/09(a)	6,000	6,003,991
Chase Bank USA NA, 0.23%, 9/28/09(a)	12,800	12,800,000
CIBC, 0.25%, 9/3/09(a)	3,500	3,500,000
Rabobank Nederland NV
0.55%, 12/1/09(a)	6,000	6,000,150
0.52%, 1/15/10(a)	6,000	6,000,452
Societe Generale
0.31%, 9/10/09(a)	6,500	6,500,000
0.29%, 11/12/09(a)	6,000	6,000,240
Toronto Dominion Bank, 0.52%, 1/25/10(a)	14,000	14,001,576

TOTAL CERTIFICATES OF DEPOSIT (Cost $75,309,860)		75,309,860

U.S. GOVERNMENT AGENCY SECURITIES — 15.1%
Fannie Mae — 2.7%
Notes
0.40%, 2/12/10(c)	7,000	6,993,361
0.66%, 10/22/10(c)	8,000	8,000,000

		14,993,361

Federal Farm Credit Bank — 0.7%
Notes, 0.36%, 5/18/11(c)	4,000	4,004,872

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY
SECURITIES — Continued
Federal Home Loan Bank — 8.2%
Notes
0.54%, 10/5/09(c)	$8,000	$7,999,761
1.05%, 2/23/10	5,000	4,998,521
0.70%, 4/30/10	3,500	3,500,279
0.65%, 6/10/10(d)	6,300	6,300,000
0.52%, 6/25/10	6,500	6,497,499
0.65%, 7/6/10(d)	4,000	4,000,000
0.41%, 7/13/10(c)	8,000	7,998,320
0.63%, 8/17/10(d)	4,500	4,498,705

		45,793,085

Freddie Mac — 3.5%
Notes
0.19%, 9/28/09(c)	7,500	7,498,334
0.41%, 7/12/10(c)	6,000	6,000,000
0.58%, 12/30/10(c)	6,000	6,000,188

		19,498,522

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $84,289,840)		84,289,840

CORPORATE BONDS — 3.4%(c) (e)
BP Capital Markets PLC, 0.77%, 1/11/10	10,000	10,000,000
The FDIC-Citigroup Funding, Inc., TLGP, 0.59%, 7/30/10	3,500	3,500,000
The FDIC-General Electric Capital Corp.,TLGP, 0.60%, 7/8/10	2,000	2,000,000
The FDIC-Goldman Sachs Group, Inc., TLGP, 1.15%, 12/3/10	3,500	3,519,823

TOTAL CORPORATE BONDS (Cost $19,019,823)		19,019,823

REPURCHASE AGREEMENTS — 11.6%
Bank of America Securities, LLC (Agreement dated 8/31/09 to be repurchased at $15,000,071 collateralized by $15,230,000 (Value $15,316,900) U.S. Government Agency Obligation, Interest rate 2.05%, due 8/10/12) 0.17%, 9/1/09	15,000	15,000,000
JPMorgan Securities (Agreement dated 8/31/09 to be repurchased at $15,000,063 collateralized by $15,271,000 (Value $15,304,209) U.S. Government Agency Obligations, Floating Rate Notes, due 9/30/10 and 1/28/11) 0.15%, 9/1/09	15,000	15,000,000
Morgan Stanley Securities (Agreement dated 8/31/09 to be repurchased at $15,000,071 collateralized by $15,260,000 (Value $15,383,657) U.S. Government Agency Obligation, Interest rate 0.80%, due 4/30/10) 0.17%, 9/1/09	15,000	15,000,000
Wachovia Securities (Agreement dated 8/31/09 to be repurchased at $20,000,111 collateralized by $20,245,000 (Value $20,392,687) U.S. Government Agency Obligation, Interest rate 0.93%, due 3/30/10) 0.20%, 9/1/09	20,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $65,000,000)		65,000,000

MONEY MARKET FUNDS — 8.5%
Goldman Sachs Financial Square Prime Obligations Fund	22,737,449	22,737,449
JPMorgan Prime Money Market Fund	24,902,497	24,902,497

Morgan Stanley Institutional Liquidity Prime Fund	14,519	14,519

TOTAL MONEY MARKET FUNDS (Cost $47,654,465)		47,654,465

TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost $560,550,865)(f)		560,550,865
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		107,772

NET ASSETS — 100.0%		$560,658,637

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments — Concluded
August 31, 2009
(Unaudited)

(a)	Rate disclosed represents the yield at the time of purchase.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, or otherwise restricted as to resale. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Directors, has deemed these securities to be liquid. These securities represent $121,822,274 or 21.7% of net assets as of August 31, 2009.

(c)	Variable or floating rate security. Rate disclosed is as of August 31, 2009. The date reported is the final maturity date, not the next reset date.

(d)	Security is callable @ 100

(e)	Illiquid, restricted security. These securities represent $19,019,823 or 3.4% of net assets as of August 31, 2009. (See Note 2 in Notes to Schedule of Portfolio Investments.)

(f)	Aggregate cost for financial reporting and Federal income tax purposes.
A summary of inputs used to value the fund’s net assets as of August 31, 2009 is as follows (see Note 1A in Notes to Schedules of Portfolio Investments):

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/09	Prices	Inputs	Inputs
Commercial Paper	$269,276,877	$—	$269,276,877	$—
Certificates of Deposit	75,309,860	—	75,309,860	—
U.S. Government Agency Securities	84,289,840	—	84,289,840	—
Corporate Bonds	19,019,823		19,019,823	—
Repurchase Agreements	65,000,000	—	65,000,000	—
Money Market Funds	47,654,465	47,654,465	—	—

Total Assets — Investments in Securities	$560,550,865	$47,654,465	$512,896,400	$—

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY SECURITIES — 64.8%
Fannie Mae — 18.2%
Discount Notes
0.22%, 9/1/09(a)	$4,000	$4,000,000
0.65%, 9/9/09	1,160	1,159,832
0.18%, 9/14/09	1,000	999,937
0.65%, 9/21/09	5,000	4,998,194
0.24%, 9/25/09	2,000	1,999,680
0.42%, 9/30/09	5,000	4,998,308
0.45%, 9/30/09	5,000	4,998,188
2.04%, 10/1/09	3,500	3,494,167
0.70%, 10/13/09	3,000	2,997,550
0.25%, 10/28/09	5,000	4,998,021
0.28%, 10/28/09	1,500	1,499,335
0.20%, 11/2/09	4,000	3,998,622
0.26%, 11/25/09	4,884	4,881,002
0.37%, 12/21/09	4,000	3,995,437
0.21%, 1/4/10	5,000	4,996,441
0.20%, 1/15/10	5,000	4,996,222
0.38%, 2/16/10	2,000	1,996,453
0.26%, 2/24/10	5,000	4,993,644
0.50%, 3/1/10	2,500	2,493,715
0.40%, 5/3/10	4,000	3,989,156
Notes
0.40%, 2/12/10(b)	3,000	2,997,155
0.40%, 7/13/10(b)	5,000	4,999,107

		80,480,166

Federal Farm Credit Bank — 6.7%
Notes
0.18%, 10/14/09(b)	10,000	9,999,971
0.90%, 12/16/09	5,000	5,000,000
0.45%, 6/25/10(b)	6,500	6,499,772
0.54%, 9/15/10	3,000	3,000,000
0.36%, 5/18/11(b)	3,250	3,253,959
0.32%, 6/22/11(b)	2,000	1,999,283

		29,752,985

Federal Home Loan Bank — 19.2%
Discount Notes
0.23%, 9/1/09(a)	1,300	1,300,000
0.13%, 9/4/09	5,000	4,999,946
0.15%, 9/16/09	5,000	4,999,698
0.22%, 9/28/09	3,500	3,499,423
0.43%, 9/29/09	5,000	4,998,328
0.33%, 10/21/09	2,000	1,999,097
0.20%, 10/22/09	4,000	3,998,867
0.23%, 10/26/09	4,560	4,558,398
0.27%, 11/6/09	4,000	3,998,020
0.21%, 11/20/09	2,850	2,848,670
0.76%, 12/9/09	5,000	4,989,688
0.37%, 4/1/10	3,294	3,286,823
0.21%, 9/14/09(b)	4,000	4,000,000
5.00%, 9/18/09	3,000	3,006,069
0.54%, 10/5/09(b)	8,000	8,000,000
3.10%, 2/4/10	3,000	3,034,026
1.05%, 2/23/10	2,500	2,499,261
1.05%, 3/5/10	3,000	3,009,252
0.82%, 4/28/10	2,000	2,000,801
0.70%, 4/30/10	3,000	3,000,239
0.52%, 6/25/10	3,000	2,998,854
0.65%, 7/6/10	3,000	3,000,000
0.55%, 7/29/10	3,000	2,999,575
0.63%, 8/17/10	2,000	1,999,424

		85,024,459

Freddie Mac — 20.7%
Discount Notes
0.17%, 9/2/09(a)	3,000	2,999,986
0.57%, 9/2/09	5,000	4,999,921
0.40%, 9/10/09	5,000	4,999,500
0.20%, 9/21/09	2,135	2,134,763
0.21%, 9/21/09	5,000	4,999,417
0.23%, 9/30/09	1,600	1,599,704
0.25%, 10/19/09	4,500	4,498,500
0.22%, 10/20/09	4,000	3,998,802
0.30%, 10/26/09	4,000	3,998,167
0.15%, 11/2/09	1,850	1,849,522
0.25%, 11/2/09	5,000	4,997,847
0.19%, 12/15/09	5,000	4,997,229
0.21%, 1/4/10	5,000	4,996,441
0.21%, 1/11/10	5,000	4,996,150
0.41%, 5/17/10	2,000	1,994,123
Notes 0.24%, 9/18/09(b)	5,000	5,000,220
0.25%, 9/21/09(b)	4,000	3,999,865
0.19%, 9/28/09(b)	2,500	2,499,445
0.20%, 10/8/09(b)	7,000	6,999,899
0.18%, 12/7/09(b)	5,000	4,999,781
0.60%, 1/8/10(b)	5,000	5,000,000
0.41%, 7/12/10(b)	5,000	5,000,000

		91,559,282

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $286,816,892)		286,816,892

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments — Concluded
August 31, 2009
(Unaudited)

	Par
	(000)	Value
REPURCHASE AGREEMENTS — 26.7%
Bank of America Securities, LLC (Agreement dated 8/31/09 to be repurchased at $29,000,137 collateralized by $29,000,000 (Value $29,611,536) U.S. Government Agency Obligation, Interest rate 2.050%, due 8/10/12) 0.17%, 9/1/09	$29,000	$29,000,000
JPMorgan Securities (Agreement dated 8/31/09 to be repurchased at $29,000,121 collateralized by $29,000,000 (Value $29,559,151) U.S. Government Agency Obligation, Interest Rate 0.58%, due 9/24/10) 0.15%, 9/1/09	29,000	29,000,000
Morgan Stanley Securities (Agreement dated 8/31/09 to be repurchased at $29,000,137 collateralized by $29,000,000 (Value $29,744,089) U.S. Government Agency Obligation, Interest rate 0.800%, due 4/30/10) 0.17%, 9/1/09	29,000	29,000,000
Wachovia Securities (Agreement dated 8/31/09 to be repurchased at $31,000,172 collateralized by $31,000,000 (Value $31,608,917) U.S. Government Agency Obligation, Interest rate 0.930%, due 3/30/10) 0.20%, 9/1/09	31,000	31,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $118,000,000)		118,000,000

	Shares	Value
MONEY MARKET FUNDS — 9.2%
FFI Government Fund	222,724	$222,724
Goldman Sachs
Financial Square
Funds — Government Fund	19,945,475	19,945,475
JPMorgan U.S. Government Money Market Fund	20,442,744	20,442,744

TOTAL MONEY MARKET FUNDS (Cost $40,610,943)		40,610,943

TOTAL INVESTMENTS IN SECURITIES — 100.7% (Cost $445,427,835)(c)		445,427,835
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,913,206)

NET ASSETS — 100.0%		$442,514,629

(a)	Rate disclosed represents the yield at the time of purchase.

(b)	Variable or floating rate security. Rate disclosed is as of August 31, 2009. The date reported is the final maturity date, not the next reset date.

(c)	Aggregate cost for financial reporting and Federal income tax purposes.
A summary of inputs used to value the fund’s net assets as of August 31, 2009 is as follows (see Note 1A in Notes to Schedules of Portfolio Investments):

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/09	Prices	Inputs	Inputs
U.S. Government Agency Securities	$286,816,892	$—	$286,816,892	$—
Repurchase Agreements	118,000,000	—	118,000,000	—
Money Market Funds	40,610,943	40,610,943	—	—

Total Assets — Investments in Securities	$445,427,835	$40,610,943	$404,816,892	$—

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — 102.3%
Alaska — 2.2%
Valdez Alaska Marine, BP Pipelines Inc. Project, Ser C, RB, VRDB, 0.08%, 9/1/09(a)	$2,400	$2,400,000
Valdez Alaska Marine, Exxon Pipeline Co. Project, Ser B, RB, VRDB, 0.07%, 9/1/09(a)	1,000	1,000,000

		3,400,000

Arizona — 3.2%
Salt River Project, Arizona Agricultural Improvement & Power District, TECP, 0.30%, 9/14/09	5,000	5,000,000

California — 0.8%
Metropolitan Water District, Southern California Waterworks, Ser B-3, RB, VRDB, SPA: BNP Paribas, 0.11%, 9/1/09(a)	1,200	1,200,000

Connecticut — 4.9%
Connecticut State Health & Educational Facilities Authority, Yale University, Ser Y-3, RB, VRDB, 0.10%, 9/1/09(a)	5,000	5,000,000
Connecticut State, Ser A, GO, VRDB, INS: Landesbank Hessen-Thuringen Girozentrale, 0.30%, 9/3/09(a)	2,500	2,500,000

		7,500,000

Indiana — 2.6%
Indiana State Finance Authority, Trinity Health, Ser D-2, RB, VRDB, 0.18%, 9/3/09(a)	4,000	4,000,000

Kentucky — 3.1%
Berea Educational Facilities, Berea College Project, Ser B, RB, VRDB, 0.20%, 9/1/09(a)	4,800	4,800,000

Louisiana — 3.5%
Louisiana Public Facilities Authority, Hospital RB, Franciscan, Ser D, VRDB, LOC: JPMorgan Chase Bank, 0.18%, 9/1/09(a)	5,400	5,400,000

Maryland — 3.3%
Baltimore IDA, Baltimore Cap Acquisition, RB, VRDB, LOC: Bayerische Landesbank, 0.42%, 9/2/09(a)	5,055	5,055,000

Massachusetts — 3.2%
Massachusetts State Health & Educational Facilities Authority, TECP, 0.35%, 10/15/09	5,000	5,000,000

Michigan — 9.8%
Michigan State, RAN, Ser A, GO, 3.00%, 9/30/09	6,000	6,004,450
University of Michigan, Ser A, RB, VRDB, 0.18%, 9/1/09(a)	3,000	3,000,000
University of Michigan, Ser A-2, RB, VRDB, 0.18%, 9/1/09(a)	3,100	3,100,000
University of Michigan, Ser H, TECP, 0.35%, 11/23/09	3,000	3,000,000

		15,104,450

Minnesota — 5.1%
Minneapolis Minnesota, University Gateway Project, Ser B, RB, VRDB, SPA: Wells Fargo Bank N.A., 0.28%, 9/3/09(a)	2,550	2,550,000
Rochester Health Care Facilities, Ser 92-A, TECP, 0.35%, 10/14/09	2,400	2,400,000
Rochester Health Care Facilities, Ser 92-B, TECP, 0.35%, 10/14/09	3,000	3,000,000

		7,950,000

Missouri — 3.0%
Missouri State Highways & Transit Commission, State Road, Ser A, RB, 5.00%, 2/1/10	4,500	4,582,630

Montana — 1.9%
Montana State Board of Investment, Intercap Revolving Program, RB, Mandatory Put on 03/02/10, 2.15%, 3/1/10(a)	3,000	3,000,000

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
New Mexico — 2.6%
New Mexico, Hospital Equipment Loan Council, Presbyterian Healthcare, Ser C, RB, VRDB, INS: SPA-Wells Fargo Bank N.A., 0.30%, 9/3/09(a)	$4,000	$4,000,000

New York — 1.6%
New York City, Sub Ser E-5, GO, VRDB, LOC: JPMorgan Chase Bank, 0.12%, 9/1/09(a)	2,500	2,500,000

North Carolina — 1.9%
University of North Carolina Chapel Hill, Ser B, RB, VRDB, 0.15%, 9/2/09(a)	3,000	3,000,000

Ohio — 10.8%
Cleveland Airport System, Ser D, RB, VRDB, LOC: U.S. Bank, 0.30%, 9/3/09(a)	3,800	3,800,000
Ohio State Building Authority, State Facilities, Adult Correctional, Ser A, RB, Prerefunded 10/1/09 @ 101, 5.25%, 10/1/17	2,480	2,491,285
Ohio State Higher Educational Facility Commission, Cleveland Clinic, Ser B-4, RB, VRDB, 0.12%, 9/1/09(a)	2,000	2,000,000
Ohio State Higher Educational Facility, Oberlin College Project, RB, VRDB, SPA: JPMorgan Chase Bank, 0.21%, 9/2/09(a)	3,400	3,400,000
Ohio State University, General Receipts, Ser C, TECP, 0.35%, 9/10/09	5,000	5,000,000

		16,691,285

Pennsylvania — 9.7%
Delaware County IDA, RB, VRDB, INS: General Electric Capital, 0.26%, 9/2/09(a)	5,100	5,100,000
Lower Merion School District, Capital Project, Ser B, GO, VRDB, LOC: US Bank NA, 0.20%, 9/3/09(a)	5,500	5,500,000
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia, Ser A, RB, VRDB, SPA: Wachovia Bank N.A., 0.12%, 9/1/09(a)	1,700	1,700,000
Philadelphia Regional Port Authority Lease, RB, 3.00%, 9/1/09	2,745	2,745,000

		15,045,000

South Carolina — 1.4%
Berkeley County Pollution Control Facilities, Amoco Chemical Co. Project, RB, VRDB, 0.08%, 9/1/09(a)	2,200	2,200,000

Tennessee — 3.9%
Hamilton County, GO, 4.00%, 3/1/10	6,000	6,091,053

Texas — 16.7%
Harris County Health Facilities Development Corp., Methodist Hospital System, Ser A-1, RB, VRDB, 0.12%, 9/1/09(a)	5,000	5,000,000
Houston Higher Education Finance Corp. Rice University Project, Ser B, RB, VRDB, 0.13%, 9/1/09(a)	2,300	2,300,000
Red River Education Finance, Texas Christian University Project, RB, VRDB, 0.15%, 9/2/09(a)	4,600	4,600,000
Southwest Higher Education Authority, Southern Methodist University, RB, VRDB, LOC: Landesbank Hessen-Thueringen Girozentrale, 0.15%, 9/1/09(a)	3,800	3,800,000
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Ser G, RB, VRDB, SPA: Bank of America N.A., 0.12%, 9/1/09(a)	4,000	4,000,000
Texas State, TRAN, 2.50%, 8/31/10	4,000	4,081,400
Texas Tech University, Ser A, TECP, 0.35%, 12/10/09	2,000	2,000,000

		25,781,400

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Virginia — 5.2%
Fairfax County Industrial Development Authority, Fairfax Hospital, Ser D, RB, VRDB, INS: Liquidation Facility — Innovative Health System, 0.25%, 9/2/09(a)	$6,000	$6,000,000
Virginia Commonwealth University, Ser A, RB, VRDB, AMBAC, LOC: Wachovia Bank N.A., 0.10%, 9/1/09(a)	2,000	2,000,000

		8,000,000

Wyoming — 1.9%
Uinta County, PCR, Chevron USA Inc. Project, RB, VRDB, 0.10%, 9/1/09(a)	3,000	3,000,000

TOTAL MUNICIPAL BONDS
(Cost $158,300,818)		158,300,818

TOTAL INVESTMENTS IN SECURITIES — 102.3% (Cost $158,300,818)(b)		158,300,818

LIABILITIES IN EXCESS OF
OTHER ASSETS — (2.3)%		(3,634,506)

NET ASSETS — 100.0%		$154,666,312

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2009. The maturity date shown is the next scheduled demand date.

(b)	Aggregate cost for financial reporting and Federal income tax purposes.
A summary of inputs used to value the fund’s net assets as of August 31, 2009 is as follows (see Note 1A in Notes to Schedules of Portfolio Investments):

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/09	Prices	Inputs	Inputs
Municipal Bonds	$158,300,818	$—	$158,300,818	$—

Total Assets — Investments in Securities	$158,300,818	$—	$158,300,818	$—

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — 98.3%
Autos & Transportation — 5.3%
Alexander & Baldwin, Inc. (a)	8,400	$241,080
Autoliv, Inc.	2,700	86,589
FGX International Holdings, Ltd. (b)	6,400	92,416
Genco Shipping & Trading, Ltd. (a)	3,800	73,606
Kirby Corp. (b)	5,300	196,365
Knight Transportation, Inc.	13,300	219,317
LKQ Corp. (b)	13,700	237,832
Marten Transport, Ltd. (b)	4,300	72,928
Penske Automotive Group, Inc.	8,200	145,058
Saia, Inc. (b)	5,500	97,350
Wabtec	4,000	149,800

		1,612,341

Chemicals Specialty — 0.9%
Cytec Industries, Inc.	9,300	268,677

Consumer Discretionary — 15.8%
Aeropostale, Inc. (b)	5,600	219,240
bebe Stores, Inc.	10,600	80,878
BJ’S Restaurant, Inc. (a) (b)	11,400	195,510
Brink’s Home Security Holdings, Inc. (b)	6,100	190,747
Brinks Co.	7,200	189,720
Cardtronics, Inc. (b) (c)	41,700	328,596
Cato Corp., CL A	10,750	183,610
CEC Entertainment, Inc. (b)	5,300	141,775
Childrens Place Retail Stores, Inc. (b)	3,900	118,287
Collective Brands, Inc. (b)	5,300	83,952
Finish Line, Inc., CL A	11,500	94,875
First Cash Financial Services, Inc. (b)	9,600	180,384
Genesco, Inc. (b)	6,800	148,920
Jack in the Box, Inc. (b)	7,900	161,081
Lululemon Athletica, Inc. (a) (b)	13,300	266,798
Men’s Wearhouse, Inc.	7,600	197,600
Meredith Corp. (a)	6,400	177,152
Movado Group, Inc.	8,500	109,225
PetSmart, Inc.	10,400	217,464
Phillips-Van Heusen Corp.	3,500	132,230
Royal Caribbean Cruises, Ltd.	2,600	49,608
Service Corp. International	30,000	212,400
Skechers U.S.A., Inc., CL A (b)	6,200	110,422
Titan Machinery, Inc. (b)	14,400	173,520
Tractor Supply Co. (a) (b)	4,000	188,240
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	20,200	232,704
United Stationers, Inc. (b)	3,000	137,070
Warnaco Group, Inc. (b)	5,500	209,275
Wynn Resorts, Ltd. (a) (b)	1,700	92,021

		4,823,304

Consumer Staples — 1.0%
Del Monte Foods Co.	29,400	308,406

Energy — 4.4%
CARBO Ceramics, Inc. (a)	4,700	202,335
Encore Acquisition Co. (b)	3,700	139,453
Goodrich Petroleum Corp. (a) (b)	7,900	189,126
Newfield Exploration Co. (b)	9,000	348,210
Whiting Petroleum Corp. (b)	6,300	305,802
Willbros Group, Inc. (b)	14,100	175,545

		1,360,471

Financial Services — 16.8%
Bank of Hawaii Corp.	7,300	287,985
Community Bank System, Inc. (a)	6,500	115,895
CVB Financial Corp. (a)	6,700	46,967
East West Bancorp, Inc.	17,600	162,096
Education Realty Trust, Inc.	16,800	98,280
First Financial Bancorp	8,300	70,052
First Midwest Bancorp, Inc. (a)	8,800	90,288
Government Properties Income Trust (b)	4,700	100,251
Hancock Holding Co.	6,500	249,015
Harleysville Group, Inc.	8,200	265,762
Highwoods Properties, Inc.	9,700	284,889
Independent Bank Corp. (a)	9,400	217,798
Infinity Property & Casualty Corp.	7,400	325,378
IPC Holdings, Ltd.	8,700	282,054
Knight Capital Group, Inc., CL A (b)	8,500	171,020
Lazard, Ltd., CL A	3,500	136,045
NBT Bancorp, Inc. (a)	12,800	289,280
Platinum Underwriters Holdings, Ltd.	13,600	493,000
ProAssurance Corp. (b)	4,100	215,250
S&T Bancorp, Inc. (a)	4,200	58,170
Selective Insurance Group	18,500	314,870
StanCorp Financial Group, Inc.	3,000	113,550
Sterling Bancshares, Inc.	36,900	293,355
Stifel Financial Corp. (b)	1,600	90,080
Univest Corp. of Pennsylvania	1,500	31,155
Washington Real Estate Investment Trust	10,200	274,992
WesBanco, Inc.	4,500	66,060

		5,143,537

Health Care — 13.8%
Abraxis BioScience, Inc. (b) (c)	12,600	339,192
Alliance HealthCare Services, Inc. (b)	9,600	53,088
BioMarin Pharmaceutical, Inc. (b)	3,500	57,645
CardioNet, Inc. (a) (b)	19,100	137,520
Celera Corp. (b)	27,600	180,504
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Health Care — Continued
Charles River Laboratories International, Inc. (b)	12,700	$438,023
Cypress Bioscience, Inc. (b)	10,400	72,384
Emergency Medical Services Corp. (b)	5,500	249,425
Healthcare Services Group, Inc.	15,000	265,200
Onyx Pharmaceuticals, Inc. (b)	4,500	144,315
PDL BioPharma, Inc.	20,700	187,335
Perrigo Co.	12,200	360,144
Regeneron Pharmaceuticals, Inc. (b)	8,200	186,386
Sepracor, Inc. (b)	17,800	323,070
STERIS Corp.	3,800	110,276
Sucampo Pharmaceuticals, Inc., CL A (b)	55,500	311,355
Syneron Medical, Ltd. (a) (b)	15,900	155,184
Universal Health Services, Inc., CL B	3,400	199,784
Vanda Pharmaceuticals, Inc. (a) (b)	11,600	158,456
Wright Medical Group, Inc. (b)	17,400	282,576

		4,211,862

Industrials — 3.6%
Altra Holdings, Inc. (b)	5,900	56,640
Exponent, Inc. (b)	4,500	127,260
FTI Consulting, Inc. (a) (b)	4,100	178,514
Gardner Denver, Inc. (b)	6,000	194,820
Regal-Beloit Corp.	5,200	236,392
SunPower Corp., CL A (a) (b)	4,100	103,935
Titan International, Inc.	15,700	130,467
Viad Corp.	4,100	74,087

		1,102,115

Information Technology — 23.3%
Aecom Technology Corp. (b)	3,500	95,935
Amkor Technology, Inc. (b)	24,800	137,392
Applied Signal Technology, Inc.	5,500	140,085
ArcSight, Inc. (b)	9,100	176,085
Arris Group, Inc. (b)	12,000	159,120
BigBand Networks, Inc. (b)	42,500	165,325
Brocade Communications Systems, Inc. (b)	48,400	349,932
Cirrus Logic, Inc. (b)	33,200	164,672
Cogent, Inc. (b)	21,700	227,850
CommScope, Inc. (b)	15,900	428,664
Compuware Corp. (b)	20,200	145,642
Electronics for Imaging, Inc. (b)	6,600	70,224
F5 Networks, Inc. (b)	8,700	300,063
FMC Corp.	7,300	348,210
Jack Henry & Associates, Inc.	7,200	167,832
Lam Research Corp. (b)	5,800	178,060
Nuance Communications, Inc. (b)	24,600	303,318
ON Semiconductor Corp. (b)	15,100	121,857
Parametric Technology Corp. (b)	16,300	216,790
Perot Systems Corp., CL A (b)	12,800	213,120
Polycom, Inc. (b)	10,500	247,695
Premiere Global Services, Inc. (b)	20,750	194,220
Riverbed Technology, Inc. (b)	8,000	154,240
Smith Micro Software, Inc. (b)	4,900	56,595
Sybase, Inc. (a) (b)	15,900	554,115
Synopsys, Inc. (b)	15,500	329,065
Tech Data Corp. (b)	9,200	350,520
Teradyne, Inc. (b)	31,100	256,575
TriQuint Semiconductor, Inc. (b)	47,700	349,164
Varian Semiconductor Equipment Associates, Inc. (b)	6,300	192,591
Veeco Instruments, Inc. (b)	8,900	191,172
Volterra Semiconductor Corp. (b)	8,800	155,848

		7,141,976

Machinery — 1.7%
Bucyrus International, Inc.	9,000	268,650
Middleby Corp. (a) (b)	5,300	250,107

		518,757

Materials & Processing — 6.7%
Albemarle Corp.	9,000	290,070
Crown Holdings, Inc. (b)	14,100	350,103
Dynamic Materials Corp.	10,900	176,471
M.D.C. Holdings, Inc.	7,800	292,188
Mueller Water Products, Inc., CL A	10,900	50,140
Schweitzer-Mauduit International, Inc.	2,000	98,360
Thompson Creek Metals Co., Inc. (b)	13,600	156,400
Valspar Corp.	11,500	307,970
Walter Energy, Inc.	6,200	321,842

		2,043,544

Producer Durables — 2.2%
Actuant Corp., CL A	12,200	172,386
Clean Harbors, Inc. (b)	2,500	147,550
Lincoln Electric Holdings, Inc.	3,800	172,976
Tetra Tech, Inc. (b)	5,800	171,332

		664,244

Restaurants — 0.6%
P.F.Chang’s China Bistro, Inc. (a) (b)	2,200	70,202
Texas Roadhouse, Inc., CL A (a) (b)	12,200	124,318

		194,520

Utilities — 2.2%
Black Hills Corp.	4,800	122,784
El Paso Electric Co. (b)	13,800	233,772
Southwest Gas Corp.	13,000	316,550

		673,106

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments — Concluded
August 31, 2009
(Unaudited)

	Par
	(000)	Value
COMMON STOCKS — Continued
TOTAL COMMON STOCKS (Cost $27,115,844)		$30,066,860

U.S. GOVERNMENT AGENCY SECURITY — 2.7%
Fannie Mae — 2.7%
Discount Note, 0.09%, 9/1/09(d)	$835	835,000

TOTAL U.S. GOVERNMENT AGENCY SECURITY (Cost $835,000)		835,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN — 10.2%(e)
Investment in securities lending short term investment portfolio		3,107,651

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $3,522,583)		3,107,651

Value
TOTAL INVESTMENTS IN SECURITIES — 111.2% (Cost $31,473,427) (f)	$34,009,511
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%	(3,418,252)

NET ASSETS — 100.0%	$30,591,259

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1G in Notes to Schedules of Portfolio Investments.) The total value of securities on loan is $3,285,202.

(b)	Non-income producing security.

(c)	Restricted security. This security represents $667,788 or 2.2% of net assets as of August 31, 2009. (See Note 2 in Notes to Portfolio Investments.)

(d)	Rate disclosed represents the yield at time of purchase.

(e)	See Note 1G in Notes to Schedules of Portfolio Investments.

(f)	Aggregate cost for financial reporting and Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$6,149,062
Excess of tax cost over value	$(3,612,978)
A summary of inputs used to value the fund’s net assets as of August 31, 2009 is as follows (see Note 1A in Notes to Schedules of Portfolio Investments):

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/09	Prices	Inputs	Inputs
Common Stocks*	$30,066,860	$30,066,860	$—	$—
U.S. Government Agency Security	835,000	—	835,000	—
Securities Held As Collateral for Securities on Loan	3,107,651	—	3,107,651	—

Total Assets — Investments in Securities	$34,009,511	$30,066,860	$3,942,651	$—

Total Assets — Other Assets **	$375,461	$—	$375,461	$—

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

			Transfers in
	Market Value	Net purchases	and/or out of	Market Value
	at 05/31/09	(sales)	Level 3	at 08/31/09
Assets — Investments in Securities	$441,943	$(38,356)	$(403,587)	$—

	Market Value	Transfer Out	Market Value
	at 05/31/09	of Level 3	at 08/31/09
Assets — Other Assets **	$364,819	$(364,819)	$—

*	See Schedule of Portfolio Investments detail for industry breakout.

**	Represents receivable for securities lending collateral shortfall.
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — 95.9%
Australia — 4.5%
Amp Ltd.	142,981	$768,587
Australia & New Zealand Banking Group Ltd.	9,358	168,391
BHP Billiton Ltd.	14,074	437,749
BlueScope Steel Ltd.	6,654	16,085
Boral Ltd.	1,818	8,897
Brambles Ltd.	137,513	863,561
Commonwealth Bank of Australia	5,201	202,211
CSL Ltd.	2,457	66,889
Foster’s Group Ltd.	9,222	42,714
Insurance Australia Group Ltd.	7,347	22,231
Macquarie Group Ltd.	1,174	50,407
National Australia Bank Ltd.	7,107	171,075
Orica Ltd.	10,926	208,519
OZ Minerals Ltd.	458,043	410,367
Paladin Energy Ltd. (a)	76,668	298,080
QBE Insurance Group Ltd.	2,755	53,277
Rio Tinto Ltd. (b)	14,773	700,598
Santos Ltd.	46,993	627,553
Suncorp-Metway Ltd.	3,684	24,380
Telstra Corp. Ltd	126,037	347,277
Wesfarmers Ltd.	3,877	82,347
Westfield Group, REIT	8,932	95,575
Westpac Banking Corp.	10,137	208,797
Woodside Petroleum Ltd.	4,951	205,045
Woolworths Ltd.	5,583	132,220

		6,212,832

Austria — 0.5%
Erste Group Bank AG	490	20,765
OMV AG	6,212	244,725
Telekom Austria AG	26,510	463,281

		728,771

Belgium — 0.2%
Anheuser-Busch InBev NV	2,738	118,208
Belgacom SA	291	10,913
Fortis	11,008	47,091
KBC Groep NV	613	22,959
Solvay SA	154	16,216

		215,387

Bermuda — 0.0%
Seadrill Ltd.	1,505	26,761

Brazil — 0.5%
BRF — Brasil Foods SA (a)	976	21,791
Companhia Siderurgica Nacional SA	951	24,775
Petroleo Brasileiro SA, SP ADR	11,763	390,532
Vale SA, SP ADR	15,376	295,373

		732,471

Canada — 2.4%
Bank of Montreal	2,970	143,786
Bank of Nova Scotia	3,656	153,153
Bombardier, Inc., B Shares	6,597	24,104
Canadian Imperial Bank of Commerce	1,664	97,659
Canadian Pacific Railway Ltd.	1,701	81,449
Encana Corp.	11,674	608,467
Kinross Gold Corp.	8,729	165,690
Manulife Financial Corp.	2,268	46,676
National Bank of Canada	451	25,315
Potash Corp. of Saskatchewan, Inc.	6,483	575,490
Research In Motion Ltd. (CN) (a)	3,995	293,216
Research In Motion Ltd. (US) (a)	1,781	130,120
Rogers Communications, Inc., B Shares	799	21,998
Royal Bank of Canada	4,871	251,170
Shoppers Drug Mart Corp.	532	20,896
Sun Life Financial, Inc.	765	22,641
Suncor Energy, Inc.	9,948	304,324
Talisman Energy, Inc.	9,481	152,423
Teck Resources Ltd., B Shares (a)	2,947	71,121
Toronto-Dominion Bank (The)	3,000	185,467

		3,375,165

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, SP ADR	3,866	134,653

China — 1.0%
Bank of China Ltd., H Shares	171,357	83,352
Bank of Communications Co., Ltd., H Shares	13,000	15,331
Beijing Capital International Airport Co., Ltd. (a)	66,158	36,790
Cheung Kong Holdings Ltd.	5,000	59,319
China CITIC Bank, H Shares	34,000	20,487
China Construction Bank Corp., H Shares	208,336	157,251
China COSCO Holdings Co., Ltd., H Shares	15,500	18,779
China Life Insurance Co. Ltd., H Shares	39,193	165,360
China Merchants Bank Co., Ltd., H Shares	4,000	8,712
China Petroleum & Chemical Corp., H Shares	276,000	230,402
China Shenhua Energy Co., Ltd., H Shares	13,000	52,416
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
China — Continued
China South Locomotive and Rolling Stock Corp., Ltd., H Shares	86,467	$50,985
China Telecom Corp., Ltd., H Shares	94,000	48,149
Huaneng Power International, Inc., H Shares	10,000	7,006
Industrial & Commercial Bank of China, H Shares	141,196	96,372
PetroChina Co., Ltd., H Shares	231,955	256,183
Ping An Insurance Group Co. of China Ltd., H Shares	6,000	44,901

		1,351,795

Czech Republic — 0.4%
Komercni Banka A/S	2,751	524,916

Denmark — 0.3%
A P Moller — Maersk A/S, B Shares	6	43,220
Carlsberg A/S, B Shares	39	2,802
Danske Bank A/S	2,273	61,071
Novo Nordisk A/S, B Shares	4,513	275,106
Vestas Wind Systems A/S (a)	354	25,397

		407,596

Finland — 0.4%
Fortum Oyj	403	10,527
Kone Oyj	859	29,863
Nokia Oyj	35,322	491,188
Sampo Oyj, A Shares	1,964	47,021
Stora Enso Oyj, R Shares	3,879	26,637

		605,236

France — 11.2%
Accor SA	888	46,746
Aeroports de Paris (b)	1,666	143,256
Air Liquide SA	864	92,217
Alcatel-Lucent	4,168	15,835
Alstom SA	2,855	200,576
ArcelorMittal (b)	12,182	436,082
AXA SA	22,647	515,575
BNP Paribas	21,191	1,706,424
Bouygues SA	1,044	51,808
Carrefour SA	2,605	122,661
Casino Guichard-Perrachon SA	978	74,029
Compagnie de Saint-Gobain	1,512	68,042
Compagnie Generale des Etablissements Michelin, B Shares	753	56,663
Credit Agricole SA (b)	49,192	911,146
Electricite de France (b)	20,770	1,088,315
Essilor International SA (b)	13,073	705,995
France Telecom SA (b)	28,798	732,398
GDF Suez	9,514	400,860
Groupe Danone	16,591	902,165
L’Oreal SA	714	70,301
Lafarge SA	1,220	103,733
Legrand SA (b)	30,512	748,868
LVMH Moet Hennessy Louis Vuitton SA	813	77,729
Pernod-Ricard SA	653	50,898
PPR	550	63,875
PSA Peugeot Citroen	1,516	43,891
Publicis Groupe	1,456	53,540
Renault SA	2,256	101,555
Sanofi-Aventis SA	5,070	343,941
Schneider Electric SA (b)	863	79,552
Societe Generale	2,957	238,284
Total SA	38,982	2,233,722
Vallourec (b)	5,641	856,817
Veolia Enviornnement	23,679	819,128
Vinci SA	10,661	571,993
Vivendi	28,830	821,246

		15,549,866

Germany — 7.0%
Adidas AG	6,811	320,856
Allianz SE	1,472	170,130
BASF SE	4,252	221,823
Bayer AG	32,570	1,999,846
Bayerische Motoren Werke AG	1,140	51,930
Beiersdorf AG	175	8,881
Commerzbank AG (a)	2,696	24,891
Daimler AG	7,247	327,577
Deutsche Bank AG	2,682	182,058
Deutsche Boerse AG	5,200	396,966
Deutsche Post AG	3,022	52,140
Deutsche Telekom AG	14,113	187,657
E.ON AG	41,953	1,774,855
Fraport AG Frankfurt Airport Services Worldwide	9,739	491,739
Fresenius SE	928	46,936
K+S AG	364	18,452
Linde AG	5,524	555,140
MAN AG	1,328	101,474
Metro AG	6,956	377,348
Muenchener Rueckversicherungs- Gesellschaft AG	713	106,336
RWE AG	7,170	664,022
SAP AG	3,047	148,781
Siemens AG	13,221	1,145,754
ThyssenKrupp AG	6,990	237,496

		9,613,088

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Greece — 0.2%
Hellenic Telecom Organization SA	2,094	$32,121
National Bank of Greece SA	1,304	40,847
OPAP SA	10,856	264,576

		337,544

Hong Kong — 1.6%
China Merchants Holdings International Co., Ltd.	25,794	83,701
China Mobile Ltd.	54,073	526,047
China Overseas Land & Investment, Ltd.	18,000	36,602
China Resources Land, Ltd.	18,000	37,670
China Unicom Ltd.	20,000	28,127
CLP Holdings, Ltd.	3,000	20,089
CNOOC Ltd.	60,000	78,808
Denway Motors, Ltd.	42,000	18,696
Esprit Holdings Ltd.	100,900	613,827
GOME Electrical Appliances Holdings Ltd.	79,644	21,169
Hang Lung Properties, Ltd.	13,000	40,507
Henderson Land Development Co., Ltd.	7,000	41,140
Hong Kong Exchanges & Clearing, Ltd.	3,900	67,932
Hutchison Whampoa Ltd.	28,000	196,892
Li & Fung, Ltd.	8,000	26,579
MTR Corp., Ltd.	6,500	21,847
New World Development Co., Ltd.	11,000	22,197
Sun Hung Kai Properties Ltd.	14,000	189,485
Swire Pacific, Ltd., A Shares	4,500	46,942
Wharf Holdings, Ltd., (The)	11,000	49,320
Yue Yuen Industrial Holdings, Ltd.	5,500	14,512

		2,182,089

Hungary — 0.2%
OTP Bank Nyrt (a)	10,701	276,058

India — 0.2%
HDFC Bank, Ltd., ADR	205	20,195
ICICI Bank Ltd., SP ADR	3,974	121,286
Infosys Technologies, Ltd., SP ADR	1,031	44,570
Sterlite Industries India, Ltd., ADR (a)	1,747	23,392

		209,443

Indonesia — 0.0%
PT Telekomunikasi Tbk	25,796	21,497

Ireland — 1.0%
CRH PLC, EU	21,667	546,381
CRH PLC, US	33,230	852,735

		1,399,116

Italy — 2.1%
Assicurazioni Generali SpA	3,160	78,690
Atlantia SpA	1,593	35,444
Enel SpA	18,036	106,271
ENI SpA	71,252	1,689,521
Intesa Sanpaolo	138,644	600,756
Mediaset SpA	2,399	15,777
Mediobanca SpA	2,062	28,290
Saipem SpA	6,934	185,592
Telecom Italia SpA	32,277	52,149
UniCredit SpA	38,454	139,336

		2,931,826

Japan — 16.8%
AEON Mall Co., Ltd.	600	14,154
Aisin Seiki Co., Ltd.	1,701	42,594
Asahi Breweries, Ltd.	1,500	26,083
Asahi Glass Co., Ltd.	17,000	147,985
Asatsu-DK, Inc.	10,850	234,374
Astellas Pharma, Inc.	21,250	851,827
Bank of Yokohama Ltd. (The)	77,100	435,008
Benesse Corp.	200	9,823
Bridgestone Corp.	2,800	51,185
Canon, Inc.	4,257	163,326
Central Japan Railway Co.	5	33,799
Chiba Bank, Ltd. (The)	70,800	445,876
Daiichi Sankyo Co., Ltd.	9,800	209,060
Daikin Industries, Ltd.	4,696	165,533
Daiwa Securities Group, Inc.	7,700	47,499
Denso Corp.	2,471	71,833
East Japan Railway Co.	5,154	336,768
Eisai Co., Ltd.	765	28,035
FamilyMart Co., Ltd.	300	9,285
Fanuc Ltd.	1,606	131,000
Fujitsu, Ltd.	7,000	47,093
Fukuoka Financial Group, Inc.	4,000	17,969
Hitachi Construction Machinery Co., Ltd.	400	8,120
Honda Motor Co., Ltd.	7,847	247,511
HOYA Corp.	16,550	373,509
INPEX Holdings, Inc.	37	302,203
ITOCHU Corp.	18,000	127,673
JFE Holdings, Inc.	1,000	34,927
JSR Corp.	20,250	356,252
Kao Corp.	30,500	773,563
Kawasaki Heavy Industries, Ltd.	5,000	13,272
KDDI Corp.	7	39,796
Keyence Corp.	4,160	878,943
Kirin Holdings Co., Ltd.	3,000	43,944
Komatsu Ltd.	4,536	81,799
Konica Minolta Holdings, Inc.	1,000	9,457
Kubota Corp.	4,449	36,768
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Japan — Continued
Kurita Water Industries, Ltd.	200	$6,663
Kyocera Corp.	290	24,154
Lawson, Inc.	200	8,662
Makita Corp.	500	14,132
Millea Holdings, Inc.	1,100	32,746
Mitsubishi Corp.	11,069	224,235
Mitsubishi Electric Corp.	48,565	361,172
Mitsubishi Estate Co., Ltd.	84,000	1,392,929
Mitsubishi Heavy Industries Ltd.	95,000	393,068
Mitsubishi UFJ Financial Group, Inc.	207,100	1,322,057
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	9,527
Mitsui & Co., Ltd.	17,332	225,754
Mitsui Fudosan Co., Ltd. (b)	4,000	75,572
Mitsui Sumitomo Insurance Group Holdings, Inc.	30,250	853,372
Mizuho Financial Group, Inc.	46,700	114,429
NGK Insulators Ltd.	3,000	69,962
NGK Spark Plug Co., Ltd.	52,500	660,693
NIDEC Corp.	1,600	115,035
Nikon Corp.	1,000	17,206
Nintendo Co., Ltd.	2,081	562,686
Nippon Building Fund, Inc., REIT	1	8,812
Nippon Steel Corp.	6,000	23,536
Nippon Telegraph & Telephone Corp.	1,100	49,178
Nissan Motor Co., Ltd.	10,200	71,252
Nitto Denko Corp.	7,600	230,328
Nomura Holdings, Inc.	126,038	1,114,769
NTT DoCoMo, Inc.	374	575,972
Orix Corp.	360	27,663
Panasonic Corp.	7,064	113,115
Resona Holdings, Inc.	1,500	20,457
Ricoh Co., Ltd.	2,550	36,750
Sega Sammy Holdings, Inc.	24,150	315,079
Sekisui House, Ltd.	62,500	600,484
Seven & I Holdings Co., Ltd.	500	12,090
Shin-Etsu Chemical Co., Ltd.	637	37,652
Shiseido Co., Ltd. (b)	29,000	510,500
Shizuoka Bank, Ltd. (The)	2,000	20,870
SMC Corp.	100	11,660
Sony Corp.	2,079	56,192
Sony Financial Holdings, Inc.	197	598,304
Stanley Electric Co., Ltd.	400	8,064
Sumitomo Metal Industries Ltd.	205,000	513,326
Sumitomo Mitsui Financial Group, Inc. (b)	19,598	844,577
Sumitomo Realty & Development Co., Ltd.	2,000	42,106
Sumitomo Trust and Banking Co., Ltd.	51,200	313,088
Suruga Bank Ltd.	1,000	9,801
Suzuki Motor Corp.	4,663	111,251
T&D Holdings, Inc.	33,175	996,498
Taiyo Nippon Sanso Corp.	29,029	307,292
Takeda Pharmaceutical Co., Ltd.	763	30,750
TDK Corp.	3,000	174,422
Tokyo Electric Power Co., Inc. (The)	900	23,455
Toshiba Corp.	18,000	92,466
Toyota Motor Corp.	38,461	1,649,214
Unicharm Corp.	230	20,615
Yamada Denki Co., Ltd.	4,010	273,223

		23,176,711

Mexico — 0.4%
America Movil SAB de CV, ADR, Ser L	10,587	478,003
Cemex SAB de CV (a)	47,011	62,239
Grupo Televisa SA, Ser CPO	6,688	23,423

		563,665

Netherlands — 3.8%
Aegon NV	5,569	41,939
Akzo Nobel NV	14,994	849,181
CSM	15,082	327,893
European Aeronautic Defence and Space Co.	573	11,878
Heineken NV	10,662	450,071
ING Groep NV	11,454	173,155
Koninklijke (Royal) Philips Electronics NV	29,488	666,242
Koninklijke Ahold NV	19,629	229,935
Reed Elsevier PLC	6,094	64,553
Royal KPN NV	12,269	188,378
TNT NV	1,141	28,151
Unilever NV	78,359	2,189,994

		5,221,370

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Norway — 0.3%
DnB NOR ASA	4,845	$49,516
Norsk Hydro ASA (a)	3,895	23,302
Orkla ASA	2,890	23,148
StatoilHydro ASA	15,633	340,582
Telenor ASA	1,901	17,865

		454,413

Poland — 0.1%
Bank Pekao SA (a)	855	43,675
Powszechna Kasa Oszczednosci Bank Polski SA (a)	2,466	30,457

		74,132

Portugal — 0.0%
Energias de Portugal, SA	7,014	30,317

Russia — 0.7%
Gazprom OAO, ADR	23,162	491,034
LUKOIL, SP ADR	4,104	202,122
Mining and Metallurigical Co. Norilsk Nickel, ADR	11,257	118,649
Mobile TeleSystems, SP ADR	649	28,154
NovaTek Oao, SP GDR	950	37,611
Rosneft Oil Co., GDR	16,292	105,083
Sistema-Hals, GDR (a) (c) (d)	8,182	4,356
Vimpel-Communications, SP ADR	1,774	27,391

		1,014,400

Singapore — 0.4%
Capitaland Ltd.	78,500	202,113
City Developments Ltd.	3,000	20,695
DBS Group Holdings Ltd.	7,000	61,404
Keppel Corp. Ltd.	4,000	21,125
Oversea-Chinese Banking Corp. Ltd.	8,000	42,972
Singapore Telecommunications Ltd.	68,000	148,180
United Overseas Bank Ltd.	4,000	46,358
Wilmar International Ltd.	10,000	45,387

		588,234

South Africa — 0.6%
Anglo Platinum Ltd.	334	29,624
Bidvest Group Ltd.	957	13,901
FirstRand Ltd.	11,186	22,834
Impala Platinum Holdings Ltd	2,880	67,303
MTN Group Ltd.	31,885	522,570
Naspers Ltd., N Shares	1,414	46,258
Sasol Ltd.	2,403	90,507
Standard Bank Group Ltd.	3,580	46,248

		839,245

South Korea — 1.7%
Hana Financial Group, Inc.	780	20,454
Hyundai Heavy Industries, Co. Ltd.	548	83,589
Hyundai Motor Co.	3,768	319,808
KB Financial Group, Inc. (a)	6,964	287,200
Kia Motors Corp. (a)	1,300	17,591
KT&G Corp.	862	46,451
LG Display Co., Ltd.	1,540	45,501
LG Electronics Inc.	392	44,884
NHN Corp. (a)	170	23,140
POSCO	592	218,759
POSCO, ADR	651	59,540
Samsung Electronics Co., Ltd.	1,689	1,042,692
Samsung SDI Co., Ltd.	201	23,819
Shinhan Financial Group Co., Ltd. (a)	1,530	50,228
SK Telecom Co., Ltd.	759	106,354

		2,390,010

Spain — 3.7%
Banco Bilbao Vizcaya Argentaria SA (b)	25,740	457,205
Banco Popular Espanol SA	1,831	19,713
Banco Santander SA	134,408	2,068,512
EDP Renovaveis SA (a)	3,499	34,712
Grupo Ferrovial SA	242	8,881
Iberdrola Renovables SA	6,011	27,576
Iberdrola SA	58,734	543,943
Inditex SA	1,902	103,506
Telefonica SA	75,995	1,916,381

		5,180,429

Sweden — 0.7%
AB SKF, B Shares	5,942	90,735
Atlas Copco AB, A Shares	3,337	41,956
Getinge AB, B Shares	3,468	59,437
Hennes & Mauritz AB, B Shares	7,745	429,223
Sandvik AB	9,833	99,042
SSAB Svenskt Stal AB, Ser A	8,863	129,176
Svenska Cellulosa AB (SCA), B Shares	7,266	94,724
Swedish Match AB	947	18,226
TeliaSonera AB	4,576	29,699
Volvo AB, B Shares (b)	3,502	30,625

		1,022,843

Switzerland — 8.6%
ABB Ltd.	45,769	878,295
Credit Suisse Group AG	15,433	786,298
Givaudan SA	43	30,903
Holcim Ltd. (a)	1,125	75,857
Nestle SA	86,909	3,609,649
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Switzerland — Continued
Nobel Biocare Holding AG	726	$22,173
Novartis AG	45,769	2,121,393
Roche Holdings AG	19,720	3,134,268
Swatch Group AG	128	27,573
Swiss Re	1,587	73,168
Swisscom AG	102	35,255
Syngenta AG	2,072	487,230
UBS AG	13,589	250,759
Zurich Financial Services AG	1,532	336,667

		11,869,488

Taiwan — 0.8%
AU Optronics Corp., SP ADR	2,644	26,070
Chunghwa Telecom Co., Ltd., ADR	1,844	31,532
Taiwan Semiconductor Manufacturing Co. Ltd., SP ADR	89,453	957,147
United Microelectronics Corp., SP ADR	7,554	24,551

		1,039,300

Ukraine — 0.3%
Raiffeisen Bank Aval (a)	1,024,439	34,728
Ukrnafta Oil Co. (a)	3,099	53,330
Ukrsotsbank JSCB (a)	1,360,003	53,027
UkrTelecom	5,189,396	208,510

		349,595

United Kingdom — 22.6%
Anglo American PLC	10,007	329,239
AstraZeneca PLC	3,201	147,994
Barclays PLC	68,262	422,561
BG Group PLC	62,508	1,034,897
BHP Billiton PLC	86,438	2,290,867
BP PLC	193,549	1,676,267
British American Tobacco PLC	69,109	2,108,361
British Land Co. PLC, REIT	60,588	478,376
BT Group PLC	16,864	37,996
Cadbury PLC	52,480	496,376
Capita Group PLC	19,442	215,699
Diageo PLC (a)	53,408	829,460
G4S PLC	77,174	280,669
G4S PLC	38,882	140,040
GlaxoSmithKline PLC	27,595	540,427
Hays PLC	448,005	757,773
HSBC Holdings PLC	16,000	169,693
HSBC Holdings PLC	159,762	1,748,027
Imperial Tobacco Group PLC	68,971	1,942,466
Intercontinental Hotels Group PLC	40,575	505,643
J Sainsbury PLC	8,491	45,021
Johnson Matthey PLC	762	17,565
Lloyds Tsb Group PLC	567,694	1,028,978
Lonmin PLC	12,376	294,355
Marks & Spencer Group PLC	4,995	27,631
National Grid PLC	105,373	1,016,385
Old Mutual PLC	22,547	34,448
Prudential PLC	76,682	670,361
Reckitt Benckiser Group PLC	54,329	2,523,331
Reed Elsevier PLC	118,375	861,407
Rio Tinto PLC	30,613	1,202,817
Rolls-Royce Group PLC, C Shares	3,746	27,607
Royal Bank of Scotland Group PLC	87,733	82,338
Royal Dutch Shell PLC, A Shares (b)	3,342	93,089
Royal Dutch Shell PLC, A Shares (b)	25,864	717,662
Scottish & Southern Energy PLC	34,545	629,297
Smiths Group PLC	43,269	564,926
Standard Chartered PLC	5,295	120,335
Tesco PLC	160,476	982,026
Vodafone Group PLC	1,164,147	2,516,788
William Morrison Supermarkets PLC	7,625	34,384
Wolseley PLC	42,532	1,003,286
WPP Group PLC	19,849	167,867
Xstrata PLC	27,957	376,161

		31,190,896

United States — 0.6%
Dr Pepper Snapple Group, Inc. (a)	26,034	688,339
ICICI Bank Ltd, SP ADR	856	26,125
Southern Copper Corp.	1,045	29,532
Thomson Reuters Corp.	707	22,558

		766,554

TOTAL COMMON STOCKS (Cost $103,926,995)		132,607,712

EXCHANGE TRADED FUNDS — 2.0%
India — 0.2%
iShares MSCI India (a)(b)	37,900	218,683

Japan — 1.2%
Nikkei 225 ETF	7,659	865,084
TOPIX ETF	75,840	793,854

		1,658,938

Taiwan — 0.6%
iShares MSCI Taiwan Index Fund	78,286	848,620

United States — 0.0%
iShares MSCI EAFE Index Fund	80	4,214

TOTAL EXCHANGE TRADED FUNDS (Cost $2,481,857)		2,730,455

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Shares	Value
PREFERRED STOCKS — 0.9%
Brazil — 0.9%
Banco Bradesco SA	8,170	$132,431
Centrais Eletricas Brasileiras SA, B Shares	1,244	16,237
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, A Shares	976	23,878
Companhia de Bebidas DAS Americas	613	45,730
Companhia Energetica de Minas Gerais	1,195	17,468
Gerdau SA	4,481	52,758
Itau Unibanco Holding SA	10,473	175,432
Petroleo Brasileiro SA	13,200	219,218
Usinas Siderurgicas de Minas Gerais SA, A Shares	1,881	44,163
Vale SA, SP ADR	28,335	487,645
Vivo Participacoes SA	1,000	22,752

		1,237,712

Germany — 0.0%
Porsche Automobil Holding SE	197	14,516
Volkswagen AG	382	35,854

		50,370

TOTAL PREFERRED STOCKS (Cost $1,133,431)		1,288,082

COUPONS — 0.0%(a) (b) (c) (e)
United Kingdom — 0.0%
Royal Dutch Coupons, Expires 09/09/09	26,413	—

TOTAL COUPONS (Cost $—)		—

WARRANTS — 0.0%(a)
Italy — 0.0%
UBI Banca Unione di Banche Italiane, ScpA, Strike Price EUR 12.30, Expiration Date 06/30/11	1,523	151

TOTAL WARRANTS (Cost $—)		151

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN — 3.1%(f)
Investments in securities lending short term investment portfolio		4,324,749

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $4,902,187)		4,324,749

	Par (000)	Value
REPURCHASE AGREEMENTS — 1.5%
Bank of America Securities, LLC (Agreement dated 8/31/09 to be repurchased at $557,003 collateralized by $570,000 (Value $568,142) U.S. Government Agency Obligation, Interest rate 0.00%, due 12/1/09) 0.17%, 9/1/09	$557	$557,000
Wachovia Securities (Agreement dated 08/31/09 to be repurchased at $1,481,008 collateralized by $1,505,000 (Value $1,511,147) U.S. Government Agency Obligation, Interest rate 0.93%, due 3/30/10) 0.20%, 9/1/09	1,481	1,481,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,038,000)		2,038,000

TOTAL INVESTMENTS — 103.4% (Cost $114,482,470) (g)		142,989,149

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(4,707,900)

NET ASSETS — 100.0%		$138,281,249

(a)	Non-income producing security.

(b)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1G in Notes to Schedules of Portfolio Investments.) The total value of securities on loan at August 31, 2009 is $4,571,837.

(c)	Security was fair valued in accordance wih procedures adopted by the Fund’s Board of Directors.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Adviser, using procedures adopted by the Board of Directors, has deemed these securities to be liquid.

This security represents $4,356 or less than 0.1% of net assets as of August 31, 2009.

(e)	Upon expiration of these coupons, the Fund is expected to recieve $10,694 in dividend payments, which is appropriately reflected as a dividend receivable on the balance sheet.

(f)	See Note 1G in Notes to Schedules of Portfolio Investments.

(g)	Aggregate cost for financial reporting and Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:	$34,736,339
Excess of tax cost over value:	$(6,229,660)
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)
A summary of inputs used to value the fund’s net assets as of August 31, 2009 is as follows (see Note 1A in Notes to Schedules of Portfolio Investments):

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/09	Prices	Inputs	Inputs
Common Stocks Australia	$6,212,832	$6,212,832	$—	$—
Austria	728,771	728,771	—	—
Belgium	215,387	215,387	—	—
Bermuda	26,761	26,761	—	—
Brazil	732,471	732,471	—	—
Canada	3,375,165	3,375,165	—	—
Chile	134,653	134,653	—	—
China	1,351,795	1,351,795	—	—
Czech Republic	524,916	524,916	—	—
Denmark	407,596	407,596	—	—
Finland	605,236	605,236	—	—
France	15,549,866	15,549,866	—	—
Germany	9,613,088	9,613,088	—	—
Greece	337,544	337,544	—	—
Hong Kong	2,182,089	2,182,089	—	—
Hungary	276,058	276,058	—	—
India	209,443	209,443	—	—
Indonesia	21,497	21,497	—	—
Ireland	1,399,116	1,399,116	—	—
Italy	2,931,826	2,931,826	—	—
Japan	23,176,711	23,176,711	—	—
Mexico	563,665	563,665	—	—
Netherlands	5,221,370	5,221,370	—	—
Norway	454,413	454,413	—	—
Poland	74,132	74,132	—	—
Portugal	30,317	30,317	—	—
Russia	1,014,400	1,010,044	4,356	—
Singapore	588,234	588,234	—	—
South Africa	839,245	839,245	—	—
South Korea	2,390,010	2,390,010	—	—
Spain	5,180,429	5,180,429	—	—
Sweden	1,022,843	1,022,843	—	—
Switzerland	11,869,488	11,869,488	—	—
Taiwan	1,039,300	1,039,300	—	—
Ukraine	349,595	349,595	—	—
United Kingdom	31,190,896	31,190,896	—	—
United States	766,554	766,554	—	—
Exchange Traded Funds	2,730,455	2,730,455	—	—
Preferred Stocks	1,288,082	1,288,082	—	—
Rights	—	—	—	—
Warrants	151	151	—	—
Securities Held as Collateral for Securities on Loan	4,324,749	—	4,324,749	—
Repurchase Agreements	2,038,000	—	2,038,000	—

Total Assets – Investments in Securities	$142,989,149	$136,622,044	$6,367,105	$—

Total Assets – Other Assets*	$202,792	$—	$202,792	$—

Total Liabilities – Other Financial Instruments**	$354,156	$—	$354,156	$—

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Concluded
August 31, 2009
(Unaudited)
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Transfers in
	Market Value at	Net purchases	and/or out of	Market Value at
	05/31/09	(sales)	Level 3	08/31/09
Assets – Investments in Securities	$1,638,144	$(142,174)	$(1,495,970)	$—

	Market Value at	Transfer out	Market Value at
	05/31/09	of Level 3	08/31/09
Assets – Other Assets *	$163,467	$(163,467)	$—

*	Represents receivable for securities lending collateral shortfall.

**	Other financial instruments are forward foreign currency exchange contracts not reflected in the Schedule of Portfolio Investments, which are valued at the unrealized appreciation/(depreciation) on the investment. (See Note 4 in Notes to Schedules of Portfolio Investments.)
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
DIVERSIFIED REAL ESTATE FUND
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 97.4%
Diversified — 7.0%
Eastgroup Properties, Inc.	6,300	$237,132
Vornado Realty Trust	14,019	806,373

		1,043,505

Financial Services — 0.2%
Gramercy Capital Corp. New York (a)	18,055	29,610

Health Care — 12.3%
HCP, Inc.	19,515	555,787
Medical Properties Trust, Inc. (a)	19,156	145,011
Nationwide Health Properties, Inc.	7,895	251,693
OMEGA Healthcare Investors, Inc.	22,115	373,965
Ventas, Inc. (a)	12,895	505,613

		1,832,069

Hotels — 4.0%
Hersha Hospitality Trust	17,350	53,785
Host Hotels & Resorts, Inc.	42,243	421,163
LaSalle Hotel Properties (a)	3,885	64,297
Sunstone Hotel Investors, Inc. (a)	9,620	60,221

		599,466

Mortgage — 3.2%
Annaly Capital Management, Inc.	28,130	487,774

Office Properties — 23.7%
Alexandria Real Estate Equities, Inc. (a)	8,880	494,705
Boston Properties, Inc.	10,890	659,716
Brandywine Realty Trust	13,725	145,622
Corporate Office Properties Trust, Inc.	14,770	544,422
Digital Reality Trust, Inc. (a)	13,910	606,198
Douglas Emmett, Inc.	6,625	80,229
Government Properties Income Trust (b)	5,430	115,822
Highwoods Properties, Inc.	3,370	98,977
Mack-Cali Realty Corp.	6,580	210,757
SL Green Realty Corp. (a)	16,556	584,261

		3,540,709

Residential — 11.1%
American Campus Communities, Inc.	8,600	223,686
AvalonBay Communities, Inc. (a)	3,234	208,367
Camden Property Trust	4,760	174,692
Equity Residential Property	14,165	386,846
Essex Property Trust, Inc.	2,540	189,509
Home Properties, Inc. (a)	3,200	121,504
Mid-America Apartment Communities, Inc.	2,955	129,370
UDR, Inc.	17,409	222,661

		1,656,635

Retail — 29.6%
CBL & Associates Properties, Inc. (a)	30,645	287,144
Developers Diversified Realty Corp. (a)	39,283	307,979
Entertainment Properties Trust	9,345	293,059
Federal Realty Investment Trust (a)	6,520	406,652
Kimco Realty Corp.	23,650	296,807
Macerich Co. (a)	22,326	639,863
Regency Centers Corp.	11,610	389,516
Simon Property Group, Inc. (a)	19,395	1,233,910
Tanger Factory Outlet Centers, Inc.	4,860	182,833
Taubman Centers, Inc. (a)	8,055	255,102
Weingarten Realty Investors	6,265	124,423

		4,417,288

Storage — 2.6%
Extra Space Storage, Inc.	8,110	80,289
Public Storage, Inc.	2,815	198,598
U-STORE-IT Trust	16,220	104,943

		383,830

Warehouse/Industrial — 3.7%
AMB Property Corp.	8,735	199,420
ProLogis Trust (a)	31,900	354,728

		554,148

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,064,890)		14,545,034

COMMON STOCKS — 0.9%
Office Properties — 0.9%
Brookfield Properties Corp.	12,480	136,906

TOTAL COMMON STOCKS (Cost $240,289)		136,906

PREFERRED STOCKS — 2.3%
Diversified — 0.6%
Entertainment Properties Trust	4,540	93,206

Hotels — 1.0%
Hospitality Properties Trust Ser C	8,300	150,230

Storage — 0.7%
Public Storage Ser N	4,420	106,036

TOTAL PREFERRED STOCKS (Cost $288,953)		349,472

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
DIVERSIFIED REAL ESTATE FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Shares	Value
MONEY MARKET FUND — 0.2%
PNC Government Money Market Fund (d)	22,711	$22,711

TOTAL MONEY MARKET FUND (Cost $22,711)		22,711

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN — 25.6%(c)
Investment in securities lending short term investment portfolio		3,816,415

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $4,325,980)		3,816,415

TOTAL INVESTMENTS IN SECURITIES — 126.4% (Cost $15,942,823) (e)		18,870,538
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.4)%		(3,937,533)

NET ASSETS — 100.0%		$14,933,005

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1G in Notes to Schedules of Portfolio Investments) The total value of securities on loan at August 31, 2009 is $4,034,460.

(b)	Non-income producing security.

(c)	See Note to 1G in Notes to Schedules of Portfolio Investments.

(d)	See Note 3 in Notes to Schedules of Portfolio Investments regarding Affiliated Issuers.

(e)	Aggregate cost for financial reporting and Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:     $ 4,609,406
Excess of tax cost over value: $(1,681,691)
     See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
DIVERSIFIED REAL ESTATE FUND
Schedule of Portfolio Investments — Concluded
August 31, 2009
(Unaudited)
A summary of inputs used to value the fund’s net assets as of August 31, 2009 is as follows (see Note 1A in Notes to Schedules of Portfolio Investments):

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/09	Prices	Inputs	Inputs
Real Estate Investment Trusts	$14,545,034	$14,545,034	$—	$—
Common Stocks*	136,906	136,906	—	—
Preferred Stocks	349,472	349,472	—	—
Money Market Fund	22,711	22,711	—	—
Securities Held As Collateral for Securities on Loan	3,816,415	—	3,816,415	—

Total Assets — Investments in Securities	$18,870,538	$15,054,123	$3,816,415	$—

Total Assets — Other Assets**	$96,047	$—	$96,047	$—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Transfers in
	Market Value at	Net purchases	and/or out of	Market Value at
	05/31/09	(sales)	Level 3	08/31/09
Assets— Investments in Securities	$296,094	$(25,696)	$(270,398)	$—

	Market Value at	Transfer Out	Market Value at
	05/31/09	of Level 3	08/31/09
Assets — Other Assets **	$87,078	$(87,078)	$—

*	See Schedule of Portfolio Investments detail for industry breakout.

**	Represents receivable for securities lending collateral shortfall.
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY SECURITIES — 33.1%
Fannie Mae — 8.8%
Mortgage-Backed Securities, 5.50%, 10/1/17	$545	$581,832
Notes
4.13%, 5/15/10	500	513,005
5.00%, 10/15/11	2,250	2,435,895
4.38%, 9/15/12(a)	3,500	3,759,955
4.63%, 10/15/13	1,250	1,362,221
3.00%, 9/16/14	1,525	1,550,916

		10,203,824

Federal Home Loan Bank — 5.1%
Notes
5.25%, 6/11/10	2,500	2,593,415
3.00%, 9/10/10	2,250	2,307,202
3.38%, 9/10/10	1,000	1,029,252

		5,929,869

Freddie Mac — 13.2%
Mortgage-Backed Securities
5.50%, 3/1/22	1,810	1,907,716
5.50%, 4/1/22	2,471	2,603,948
5.00%, 4/1/23	1,590	1,659,814
5.00%, 8/1/23	1,183	1,233,478
5.06%, 3/1/36(b)	2,006	2,087,879
Notes
4.13%, 9/1/09	1,000	1,000,000
2.13%, 9/21/12	2,000	2,019,026
4.88%, 11/15/13	2,500	2,749,985

		15,261,846

Temporary Liquidity Guarantee Program — 6.0%
Bank of America Corp., 3.13%, 6/15/12	1,500	1,558,962
General Electric Capital Corp., 3.00%, 12/9/11	1,325	1,371,836
John Deere Capital Corp., 2.88%, 6/19/12	825	850,661
JPMorgan Chase & Co., Guaranteed: FDIC, 3.13%, 12/1/11	1,125	1,168,726
KeyBank National Association, 3.20%, 6/15/12	1,000	1,041,616
SunTrust Bank, 3.00%, 11/16/11	1,000	1,035,393

		7,027,194

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $35,797,980)		38,422,733

CORPORATE BONDS — 29.9%
Aerospace & Defense — 0.8%
Boeing Co., 5.00%, 3/15/14	500	539,554
Northrop Grumman Corp., 3.70%, 8/1/14	410	416,207

		955,761

Auto — 0.2%
Paccar, Inc., 6.88%, 2/15/14	225	253,419

Banking & Financial Services — 14.4%
American Express Co., 7.25%, 5/20/14	550	605,880
American Express Credit Co., 7.30%, 8/20/13	1,000	1,097,044
Bank of America Corp.
9.38%, 9/15/09	500	501,235
4.25%, 10/1/10	1,000	1,014,639
Bank of New York Mellon, 4.30%, 5/15/14	445	468,683
Barclays Bank PLC, 5.20%, 7/10/14	1,000	1,050,892
BB&T Corp.
3.10%, 7/28/11	625	631,458
5.70%, 4/30/14	500	535,476
BP Capital Markets PLC, 3.13%, 3/10/12	325	335,548
Capital One Financial Co., 0.93%, 9/10/09(b)	480	479,914
Citigroup, Inc., 5.10%, 9/29/11	1,000	1,011,360
General Electric Capital Corp.
5.88%, 2/15/12	1,400	1,489,530
5.90%, 5/13/14	1,000	1,069,808
Goldman Sachs Group, Inc. (The), 6.88%, 1/15/11	1,500	1,601,044
Greenpoint Bank, 9.25%, 10/1/10	425	436,272
John Deere Capital Corp., 5.25%, 10/1/12	725	783,608
Merrill Lynch & Co., 0.87%, 6/5/12(b)	1,075	1,001,825
Morgan Stanley, 6.75%, 4/15/11	885	941,553
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
CORPORATE BONDS — Continued
Banking & Financial Services — Continued
SLM Corp., 4.00%, 1/15/10	$675	$663,130
Wachovia Corp., 5.50%, 5/1/13	875	930,452

		16,649,351

Beverages — 0.9%
Pepsico, Inc., 4.65%, 2/15/13	950	1,020,328

Chemicals — 0.9%
E.I. du Pont de Nemours and Co., 4.75%, 3/15/15(a)	1,000	1,068,260

Cosmetics/Personal Care — 1.3%
Avon Products, Inc., 5.63%, 3/1/14	485	525,106
Procter & Gamble Co., 4.60%, 1/15/14	890	956,574

		1,481,680

Energy — 1.2%
Devon Energy Corp., 5.63%, 1/15/14	275	296,554
Husky Energy, Inc., 5.90%, 6/15/14	525	565,513
Progress Energy, Inc., 6.05%, 3/15/14	450	493,461

		1,355,528

Entertainment & Leisure — 0.9%
Walt Disney Co. (The), 4.70%, 12/1/12	1,000	1,081,393

Food — 0.9%
Kroger Co., 7.50%, 1/15/14	925	1,064,870

Insurance — 1.2%
Allstate Corp., 6.20%, 5/16/14	330	359,726
Metropolitan Life Global Funding I, 2.55%, 6/10/11(b)(c)	1,000	998,847

		1,358,573

Manufacturing — 0.5%
Bemis Co., Inc., 5.65%, 8/1/14	560	587,686

Media — 0.4%
Time Warner Cable, Inc., 8.25%, 2/14/14	400	468,353

Oil & Exploration — 1.8%
ConocoPhillips, 4.75%, 2/1/14	1,000	1,073,274
Hess Corp., 7.00%, 2/15/14	500	552,749
Shell International Finance, 4.00%, 3/21/14	500	524,042

		2,150,065

Pharmaceuticals — 1.0%
Eli Lilly & Co., 4.20%, 3/6/14	200	212,042
Novartis Capital Corp., 4.13%, 2/10/14	400	419,998
Pfizer, Inc., 4.45%, 3/15/12	450	476,948

		1,108,988

Retail — 1.7%
Home Depot, Inc., 3.75%, 9/15/09	1,500	1,500,789
Nordstrom, Inc., 6.75%, 6/1/14	445	481,088

		1,981,877

Telecommunications — 0.9%
AT&T, Inc., 5.30%, 11/15/10	1,000	1,043,717

Transportation — 0.4%
United Parcel Service, Inc., 3.88%, 4/1/14	500	521,512

Utilities — 0.5%
Consolidated Edison Co. of New York, 5.55%, 4/1/14	490	532,891

TOTAL CORPORATE BONDS (Cost $33,870,989)		34,684,252

U.S. TREASURY OBLIGATIONS —19.4%
U.S. Treasury Notes — 19.4%
Notes
0.88%, 3/31/11(a)	4,250	4,260,795
1.13%, 6/30/11	3,000	3,014,298
1.13%, 1/15/12	1,500	1,497,070
1.38%, 4/15/12	1,500	1,502,931
4.13%, 8/31/12	1,250	1,347,755
3.63%, 5/15/13	2,500	2,662,698
3.50%, 5/31/13	4,000	4,243,752
2.00%, 11/30/13	3,000	2,991,798
2.25%, 5/31/14	1,000	997,891

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,300,578)		22,518,988

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par (000)	Value
ASSET-BACKED SECURITIES — 8.4%
AEP Texas Central Transition Funding, Class A1, 4.98%, 1/1/10	$383	$388,609
BMW Vehicle Lease Trust, 2009-1, Class A2, 2.04%, 4/15/11	500	502,339
Capital One Multi-Asset Execution Trust, 2009-A2, Class A2, 3.20%, 4/15/14	950	973,530
Citibank Credit Card Issuance Trust, 2009-A3, Class A3, 2.70%, 6/23/13	1,000	1,018,990
CNH Equipment Trust, 2007-C, Class A3A, 5.21%, 12/15/11	585	590,032
CNH Equipment Trust, 2009-A, Class A2, 4.06%, 10/17/11	550	557,137
GE Capital Credit Card Master Note Trust, 2007-3, Class A2, 5.40%, 6/15/13	1,250	1,278,439
Harley-Davidson Motorcycle Trust, 2009-2, Class A2, 2.00%, 7/15/12	1,000	1,005,411
John Deere Owner Trust, 2007-A, Class A3, 5.04%, 7/15/11	247	248,478
Nissan Auto Lease Trust, 2008-A, Class A2A, 4.27%, 12/15/10	281	282,711
Nissan Auto Lease Trust, 2009-A, Class A2, 2.01%, 4/15/11	250	251,139
Nissan Auto Receivables Owner Trust, 2009-A, Class A3, 3.20%, 2/15/13	650	661,186
USAA Auto Owner Trust, 2006-4, Class A4, 4.98%, 10/15/12	1,400	1,449,031
Volkswagen Auto Lease Trust, 2009-A, Class A2, 2.87%, 7/15/11	500	506,526

TOTAL ASSET-BACKED SECURITIES (Cost $9,565,272)		9,713,558

FOREIGN BONDS — 2.2%
Corporate Bonds — 2.2%
Eksportfinans, 5.13%, 10/26/11	1,000	1,068,717
European Investment Bank, 4.63%, 3/21/12	1,000	1,075,256
Vedanta Resources PLC, 8.75%, 1/15/14(c)	450	442,125

TOTAL FOREIGN BONDS (Cost $2,448,327)		2,586,098

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Citigroup Deutsche Bank Commercial Mortgage Trust, 2007-CD4, Class A2B, 5.21%, 12/11/49	2,000	1,967,286
Commercial Mortgage Pass-Thru-Certificate, 2006-C8, Class A2B, 5.25%, 12/10/46	1,500	1,491,371

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,482,908)		3,458,657

OPEN-END FUND — 1.0%
T. Rowe Price Institutional High Yield Fund	125,313	1,097,742

TOTAL OPEN-END FUND (Cost $1,000,053)		1,097,742

MONEY MARKET FUND — 2.5%
PNC Prime Money Market Fund (d)	2,932,314	2,932,314

TOTAL MONEY MARKET FUND (Cost $2,932,314)		2,932,314

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN — 7.2%(e)
Investments in securities lending short term investment portfolio		8,340,489

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $9,454,106)		8,340,489

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

Value
TOTAL INVESTMENTS IN SECURITIES — 106.7% (Cost $120,852,527)(f)	$123,754,831

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%	(7,820,340)

NET ASSETS — 100.0%	$115,934,491

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1G in Notes to Schedules of Portfolio Investments) The total value of securities on loan is $8,817,010.

(b)	Variable or floating rate security. Rate disclosed is as of August 31, 2009.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qulified institutional buyers. The Adviser, using procedures adopted by the Board of Directors, has deemed these securities to be liquid. These securities represent $1,440,972 or 1.2% of net assets as of August 31, 2009.

(d)	See Note 3 in Notes to Schedules of Portfolio Investments regarding Affiliated Issuers.

(e)	See Note 1G in Notes to Schedules of Portfolio Investments.

(f)	Aggregate cost for financial reporting and Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:     $ 4,162,376
Excess of tax cost over value: $(1,260,072)
A summary of inputs used to value the fund’s net assets as of August 31, 2009 is as follows (see Note 1A in Notes to Schedules of Portfolio Investments):

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/09	Prices	Inputs	Inputs
U.S. Government Agency Securities	$37,387,340	$—	$37,387,340	$—
Corporate Bonds	35,719,645	—	35,719,645	—
U.S. Treasury Obligations	22,518,988	—	22,518,988	—
Asset-Backed Securities	9,713,558	—	9,713,558	—
Foreign Bonds	2,586,098	—	2,586,098	—
Commercial Mortgage-Backed Securities	3,458,657	—	3,458,657	—
Open-End Fund	1,097,742	1,097,742	—	—
Money Market Fund	2,932,314	2,932,314	—	—
Securities Held As Collateral for Securities on Loan	8,340,489	—	8,340,489	—

Total Assets — Investments in Securities	$123,754,831	$4,030,056	$119,724,775	$—

Total Assets — Other Assets*	$230,541	$—	$230,541	$—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Transfers in
	Market Value at	Net purchases	and/or out of	Market Value at
	05/31/09	(sales)	Level 3	08/31/09
Assets — Investments in Securities	$577,734	$(50,138)	$(527,596)	$—

	Market Value at	Transfer Out	Market Value at
	05/31/09	of Level 3	08/31/09
Assets — Other Assets *	$222,225	$(222,225)	$—

*	Represents receivable for securities lending collateral shortfall.
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY SECURITIES —38.9%
Fannie Mae — 19.3%
Mortgage Backed Securities
7.00%, 4/1/11	$3	$3,047
2.38%, 3/23/12	1,150	1,161,173
7.00%, 9/1/14	4	4,051
6.00%, 12/1/16	1	952
6.00%, 6/1/17	11	11,501
6.50%, 7/1/17	10	10,566
5.50%, 1/1/19	16	17,170
5.00%, 2/1/19	53	56,396
4.50%, 4/1/23	2,508	2,585,197
7.50%, 8/1/26	5	6,027
7.00%, 4/1/27	8	9,073
8.00%, 8/1/27	44	49,242
8.00%, 9/1/27	4	4,517
7.00%, 10/1/27	3	3,487
7.50%, 10/1/27	38	42,683
8.00%, 10/1/27	2	2,261
7.00%, 11/1/27	19	20,585
7.00%, 3/1/29	42	46,669
7.50%, 4/1/30	2	2,367
7.50%, 1/1/31	3	3,473
7.50%, 1/1/31	2	2,210
7.50%, 4/1/31	4	3,960
7.50%, 4/1/31(a)	—	491
7.00%, 7/1/31	9	9,735
7.50%, 7/1/31	16	18,369
7.50%, 8/1/31	17	18,541
6.50%, 2/1/32	1	1,286
6.00%, 7/1/32	8	8,741
7.00%, 8/1/32	4	4,575
6.00%, 9/1/32	8	8,775
6.00%, 10/1/32	9	10,014
6.00%, 11/1/32	4	4,739
6.00%, 11/1/32	9	9,888
5.50%, 5/1/33	12	12,773
5.50%, 6/1/33	24	25,549
4.50%, 11/1/33	19	18,892
5.50%, 1/1/34	1,489	1,559,365
5.50%, 4/1/34	2,136	2,237,164
5.50%, 3/1/35	17	17,902
4.77%, 8/1/35	30	31,028
4.50%, 9/1/35	17	17,330
5.50%, 10/1/35	15	15,960
5.00%, 11/1/35	3,750	3,864,193
5.00%, 3/1/36	1,664	1,714,554
5.50%, 3/1/36	33	34,661
6.00%, 6/1/36	33	34,700
6.00%, 9/1/36	472	498,386
5.50%, 4/1/37	4,094	4,270,380
5.50%, 2/1/38	15	16,001
5.50%, 3/1/38	15	15,557
4.50%, 6/1/39	1,987	2,000,817
Notes
3.50%, 8/25/14	1,135	1,152,054
5.00%, 2/13/17	2,700	2,963,933

		24,642,960

Freddie Mac — 15.7%
Mortgage Backed Securities
6.00%, 8/1/17	13	14,274
6.50%, 11/1/17	3	3,451
5.50%, 10/1/18	1,308	1,394,203
4.50%, 11/1/18	1,648	1,721,935
5.00%, 11/1/18	1,457	1,539,030
5.00%, 1/1/19	1,350	1,426,151
5.00%, 8/1/20	13	13,868
7.50%, 7/1/26	4	4,059
8.00%, 10/1/29	4	4,976
7.50%, 9/1/30	3	2,977
8.00%, 9/1/30	1	888
8.00%, 12/1/30	1	608
8.00%, 5/1/31	3	3,869
6.50%, 8/1/31	1	996
5.50%, 4/1/33	45	47,229
5.00%, 10/1/34	1,677	1,730,324
6.00%, 12/1/35	2,359	2,496,090
4.97%, 1/1/36	28	29,246
5.00%, 4/1/36	51	52,525
5.50%, 4/1/36	39	40,799
5.00%, 8/1/36	48	49,012
5.42%, 12/1/36	31	32,518
5.50%, 12/1/36	631	658,628
6.00%, 4/1/37	2,688	2,837,680
6.00%, 7/1/37	1,667	1,759,939
5.50%, 9/1/37	548	571,965
5.00%, 4/1/38	36	37,176
Mortgage-Backed Securities, 5.05%, 3/1/36(b)	2,326	2,421,238
Notes, 2.25%, 8/24/12	1,155	1,159,912

		20,055,566

Government National Mortgage Association — 1.4%
Mortgage Backed Securities
7.00%, 2/15/12	7	6,957
9.00%, 5/15/16(a)	0	435
9.00%, 11/15/16	9	9,400
7.00%, 2/15/17	113	121,617
8.00%, 5/15/17	2	2,313
10.00%, 5/15/19	3	2,850
9.00%, 11/15/19	6	6,266
9.50%, 3/15/20	1	667
9.00%, 5/15/21	1	822
9.00%, 6/15/21	44	50,964
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY SECURITIES — Continued
Government National Mortgage Association — Continued
9.00%, 8/15/21	$9	$10,550
9.00%, 9/15/21	2	2,106
9.00%, 9/15/21	13	14,526
9.00%, 9/15/21	6	6,523
9.00%, 9/15/21	1	884
8.00%, 2/15/23	36	40,714
7.00%, 5/20/24	4	4,449
7.00%, 10/15/25	6	6,852
6.50%, 2/15/26	5	5,397
6.50%, 3/15/26	3	2,764
7.00%, 1/15/27	7	7,521
8.50%, 8/15/27	16	18,904
7.00%, 9/15/27	5	5,631
8.00%, 9/15/27	8	8,702
7.00%, 10/15/27	42	46,263
7.00%, 10/15/27	2	2,725
7.00%, 10/15/27	6	6,373
7.00%, 12/15/27	2	2,472
7.00%, 4/15/28	2	1,663
7.00%, 4/15/29	4	4,254
7.50%, 8/15/29	0	311
7.50%, 10/15/29	25	28,480
7.50%, 1/15/32	18	20,094
6.00%, 2/15/32	7	7,849
6.50%, 4/15/32	4	4,508
3.28%, 7/16/37	1,304	1,307,761

		1,770,567

Temporary Liquidity Guarantee Program — 2.5%
Bank of America Corp., 3.13%, 6/15/12	1,750	1,818,789
JPMorgan Chase & Co., Guaranteed: FDIC, 3.13%, 12/1/11	1,300	1,350,528

		3,169,317

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $47,712,359)		49,638,410

CORPORATE BONDS —26.6%
Aerospace & Defense — 0.8%
Lockheed Martin Tactical Systems, Inc., 7.00%, 9/15/23	10	11,486
Northrop Grumman Corp., 5.05%, 8/1/19	285	294,798
United Technologies Corp., 6.13%, 7/15/38	595	671,422

		977,706

Banking & Financial Services — 6.5%
Bank of America Corp.
4.90%, 5/1/13	15	15,155
6.50%, 8/1/16	185	190,905
5.65%, 5/1/18	935	905,614
7.63%, 6/1/19	180	198,527
BB&T Corp., 5.20%, 12/23/15	675	685,506
Bear Stearns Cos., Inc. (The), 7.25%, 2/1/18	540	616,786
BellSouth Capital Funding Corp., 7.88%, 2/15/30	15	18,069
Capital One Bank USA N.A., 6.50%, 6/13/13	5	5,043
Capital One Financial Corp., 7.38%, 5/23/14	500	545,970
General Electric Capital Corp.
6.75%, 3/15/32(c)	1,300	1,293,256
5.88%, 1/14/38	25	22,264
Greenpoint Bank, 9.25%, 10/1/10	10	10,265
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	10	9,074
JPMorgan Chase & Co.
4.65%, 6/1/14	380	397,192
6.13%, 6/27/17	20	21,128
Lehman Brothers Holdings, Inc., 5.63%, 1/24/13	15	2,812
Merrill Lynch & Co., Inc., 5.45%, 2/5/13	950	966,689
Morgan Stanley, 4.75%, 4/1/14	1,085	1,078,248
Northern Trust Corp.
5.20%, 11/9/12	15	16,076
5.50%, 8/15/13	135	147,389
SLM Corp., 4.00%, 1/15/10	865	849,789
US Bank NA, 4.80%, 4/15/15	235	246,806

		8,242,563

Chemicals — 1.3%
E.I. du Pont de Nemours and Co., 4.75%, 3/15/15(c)	1,145	1,223,158
Praxair, Inc., 4.38%, 3/31/14	485	513,373

		1,736,531

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
CORPORATE BONDS — Continued
Cosmetics/Personal Care — 1.1%
Avon Products, Inc.
4.80%, 3/1/13	$20	$21,254
5.63%, 3/1/14	370	400,596
Estee Lauder Co., Inc., 6.00%, 5/15/37	1,070	1,062,027

		1,483,877

Diversified Manufacturing — 0.3%
Ingersoll-Rand Global Holding Co., Ltd.
6.00%, 8/15/13	20	21,241
9.50%, 4/15/14	375	440,133

		461,374

Food — 2.1%
General Mills, Inc.
5.65%, 2/15/19	120	129,900
5.25%, 8/15/13	10	10,869
Kellogg Co., 4.25%, 3/6/13	1,010	1,057,449
Kroger Co.
7.50%, 1/15/14	1,050	1,208,772
6.40%, 8/15/17	20	22,099
Safeway, Inc., 6.25%, 3/15/14	275	302,677

		2,731,766

Industrials — 0.8%
Lockheed Martin Corp., 7.75%, 5/1/26	200	247,702
Martin Marietta Materials, Inc., 6.25%, 5/1/37	920	754,210

		1,001,912

Insurance — 1.1%
Allstate Corp., 6.20%, 5/16/14	180	196,214
Metlife, Inc.
5.00%, 6/15/15	10	10,383
6.82%, 8/15/18	1,070	1,184,125

		1,390,722

Manufacturing — 0.3%
Bemis Co., Inc., 5.65%, 8/1/14	360	377,798
Stanley Works, 6.15%, 10/1/13	10	10,903

		388,701

Media — 1.5%
Historic TW, Inc., 9.13%, 1/15/13	15	17,470
News America Holdings, Inc.
9.25%, 2/1/13	15	17,504
8.45%, 8/1/34	735	818,074

Time Warner Cable, Inc., 8.25%, 2/14/14	450	526,897
Washington Post Co., 7.25%, 2/1/19	465	508,927

		1,888,872

Oil & Exploration — 0.8%
ConocoPhillips, 5.75%, 2/1/19	190	208,432
Seariver Maritime, Inc., 0.00%, 9/1/12	845	783,141

		991,573

Retail — 1.3%
Kohl’s Corp., 6.88%, 12/15/37	450	491,821
Nordstrom, Inc., 6.25%, 1/15/18	1,165	1,202,769

		1,694,590

Telecommunications — 2.7%
AT&T, Inc., 6.40%, 5/15/38	1,000	1,067,360
Time Warner, Inc., 5.88%, 11/15/16	800	837,098
Verizon Communications, Inc., 5.50%, 2/15/18	20	21,004
Verizon New Jersey, Inc., 5.88%, 1/17/12	1,400	1,501,392

		3,426,854

Toys/Games/Hobbies — 0.2%
Hasbro, Inc., 6.13%, 5/15/14	220	238,218

Transportation — 2.4%
Burlington Northern Santa Fe Corp.
5.75%, 3/15/18	15	16,086
7.00%, 2/1/14	330	376,601
Canadian National Railway Co., 5.55%, 3/1/19	490	536,294
Norfolk Southern Corp.
7.25%, 2/15/31	10	12,081
5.59%, 5/17/25	10	9,815
5.75%, 1/15/16(d)	500	534,177
Union Pacific Corp., 7.88%, 1/15/19	1,000	1,218,299
United Parcel Service, Inc., 3.88%, 4/1/14	300	312,907

		3,016,260

Utilities — 3.4%
Atlantic City Electric Co., 7.75%, 11/15/18	230	278,511
Consolidated Edison Co. of New York, 5.55%, 4/1/14	215	233,819
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
CORPORATE BONDS — Continued
Utilities — Continued
Dominion Resources, Inc.
6.40%, 6/15/18	$1,010	$1,118,816
8.88%, 1/15/19	455	572,831
Exelon Generation Co., LLC, 6.20%, 10/1/17(c)	590	627,444
FPL Group Capital, Inc., 7.88%, 12/15/15	585	709,252
National Fuel Gas Co., 8.75%, 5/1/19	385	445,700
PacifiCorp, 5.50%, 1/15/19	175	189,973
Progress Energy Carolina, 5.30%, 1/15/19	110	117,736

		4,294,082

TOTAL CORPORATE BONDS (Cost $31,294,044)		33,965,601

U.S. TREASURY OBLIGATIONS —14.8%
U.S. Treasury Bonds — 2.8% 4.75%, 2/15/37	3,265	3,569,566

U.S. Treasury Notes — 10.2%
4.25%, 8/15/14	9,565	10,413,903
4.00%, 8/15/18	2,485	2,603,040

		13,016,943

U.S. Treasury Inflation Index Note — 1.8%
Note, 0.63%, 4/15/13	2,250	2,262,431

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,876,262)		18,848,940

COMMERCIAL MORTGAGE-BACKED SECURITIES —7.6%
Citigroup Deutsche Bank Commercial Mortgage Trust, 2006-CD3, Class AAB, 5.61%, 10/15/48	1,100	1,066,887
Citigroup Deutsche Bank Commercial Mortgage Trust, 2007-CD4, Class A2B, 5.21%, 12/11/49	15	14,755
Citigroup Deutsche Bank Commercial Mortgage Trust, 2007-CD4, Class ASB, 5.28%, 12/11/49	2,000	1,834,780
Commercial Mortgage Pass Through Certificates, 2007-C9, Class A2, 5.81%, 12/10/49	20	20,112
Commercial Mortgage Pass-Thru-Certificate, 2006-C8, Class A2B, 5.25%, 12/10/46	1,750	1,739,933
CS First Boston Mortgage Securities Corp., 2005-C3, Class A2, 4.51%, 7/15/37	1,415	1,426,416
First Union National Bank Commercial Mortgage, 2002-C1, Class A2, 6.14%, 2/12/34	10	10,618
Freddie Mac REMICs, 3220, Class PC, 6.00%, 11/15/32	20	20,934
Government National Mortgage Association, 2008-22, Class B
5.24%, 10/16/39	25	26,611
4.50%, 12/16/38	15	15,633
Greenwich Capital Commercial Funding Corp., 2004-GG1, Class A5, 4.88%, 6/10/36	25	24,896
LB-UBS Commercial Mortgage Trust, 2003-C7, Class A2, 4.06%, 9/15/27	9	8,600
LB-UBS Commercial Mortgage Trust, 2006-C3, Class A2, 5.53%, 3/15/32	1,150	1,153,148
Morgan Stanley Capital I, 2007-HQ11, Class A2, 5.36%, 2/12/44	50	49,835
Morgan Stanley Capital I, 2007-HQ11, Class A31, 5.44%, 2/12/44	435	405,069
Salomon Brothers Mortgage Securities VII, Inc., 2000-C3, Class A2, 6.59%, 12/18/33	13	13,522
Wachovia Bank Commercial Mortgage Trust, 2002-C1, Class A3, 6.16%, 4/15/34	33	33,803
Wachovia Bank Commercial Mortgage Trust, 2002-C2, Class A2, 4.04%, 11/15/34	12	12,373
Wachovia Bank Commercial Mortgage Trust, 2004-C10, Class A4, 4.75%, 2/15/41	30	29,794
Wachovia Bank Commercial Mortgage Trust, 2006-C28, Class A3, 5.68%, 10/15/48	45	40,556
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — Continued
Wachovia Bank Commercial Mortgage Trust, 2007-C31, Class A2, 5.42%, 4/15/47	$1,760	$1,714,486

TOTAL COMMERCIAL
MORTGAGE-BACKED SECURITIES (Cost $9,178,966)		9,662,761

ASSET-BACKED SECURITIES — 6.3%
Bank of America Credit Card Trust, 2007-A8, Class A8, 5.59%, 11/17/14	40	43,178
Capital One Auto Finance Trust, 2007-B, Class A3A, 5.03%, 4/15/12	5	4,563
Capital One Multi-Asset Execution Trust, 2006-A6, Class A6, 5.30%, 2/18/14	170	179,568
Carmax Auto Owner Trust, 2009-1, Class A3, 4.12%, 3/15/13	500	517,952
Caterpillar Financial Asset Trust, 2008-A, Class A2B, 1.44%, 12/27/10(b)	308	307,699
Citibank Credit Card Issuance Trust, 2005-A4, Class A4, 4.40%, 6/20/14	25	26,342
Citibank Credit Card Issuance Trust, 2005-A7, Class A7, 4.75%, 10/22/12	195	202,594
Citibank Credit Card Issuance Trust, 2009-A4, Class A4, 4.90%, 6/23/16	1,100	1,172,297
CNH Equipment Trust, 2007-B, Class A3A, 5.40%, 10/17/11	10	9,685
CNH Equipment Trust, 2007-C, Class A3A, 5.21%, 12/15/11	615	621,086
CNH Equipment Trust, 2009-A, Class A3, 5.28%, 11/15/12	315	330,859
Discover Card Master Trust, 2008-A4, Class A4, 5.65%, 12/15/15	160	172,765
GE Capital Credit Card Master Note Trust, 2007-3, Class A2, 5.40%, 6/15/13	550	562,513
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A4, 5.12%, 8/15/13	40	41,783
Honda Auto Receivables Owner Trust, 2008-1, Class A3, 4.47%, 1/18/12	330	339,152
Honda Auto Receivables Owner Trust, 2009-2, Class A3, 2.79%, 1/16/12	395	400,740
Hyundai Auto Receivables Trust, 2007-A, Class A3A, 5.04%, 1/17/12	3	3,066
John Deere Owner Trust, 2008-A, Class A2, 3.63%, 3/15/11	134	133,783
John Deere Owner Trust, 2008-A, Class A3, 4.18%, 6/15/12	190	193,042
MBNA Master Credit Card Trust, 2000-E, Class A, 7.80%, 10/15/12	430	450,205
Nissan Auto Lease Trust, 2006-A, Class A4, 5.10%, 7/16/12	9	9,378
Nissan Auto Receivables Owner Trust, 2009-A, Class A3, 3.20%, 2/15/13	850	864,629
USAA Auto Owner Trust, 2008-3, Class A3, 4.28%, 10/15/12	580	598,618
USAA Auto Owner Trust, 2009-1, Class A3, 3.02%, 6/17/13	495	504,020
Volkswagen Auto Loan Enhanced Trust, 2008-1, Class A3, 4.50%, 7/20/12	15	15,431
World Omni Auto Receivables Trust, 2009-A, Class A3, 3.33%, 5/15/13	300	306,270

TOTAL ASSET-BACKED SECURITIES (Cost $7,764,378)		8,011,218

FOREIGN BONDS —1.1%
Corporate Bonds — 1.1%
Cia Brasileira de Bebida, 8.75%, 9/15/13	725	844,625
Vedanta Resources PLC, 8.75%, 1/15/14(d)	575	564,938

TOTAL FOREIGN BONDS (Cost $1,302,988)		1,409,563

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Shares	Value
OPEN-END FUND —1.9%
T. Rowe Price Institutional High Yield Fund	281,955	$2,469,926

TOTAL OPEN-END FUND (Cost $2,250,120)		2,469,926

MONEY MARKET FUND —1.5%
PNC Prime Money Market Fund (e)	1,846,812	1,846,812

TOTAL MONEY MARKET FUND (Cost $1,846,812)		1,846,812

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN —2.3%(f)
Investment in securities lending short term investment portfolio		2,902,348

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $3,289,868)		2,902,348

TOTAL INVESTMENTS IN SECURITIES — 101.0% (Cost $123,515,797) (f)		128,755,579

OTHER ASSETS — (1.0)%		(1,276,161)

NET ASSETS — 100.0%		$127,479,418

(a)	Par value is less than $500 and rounds to $0.

(b)	Variable or floating rate security. Rate disclosed is as of August 31, 2009.

(c)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1G in Notes to Schedules of Portfolio Investments.) The total value of securities on loan is $3,068,169.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to quaified institutional buyers. The Adviser, using procedures adopted by the Board of Directors, has deemed these securities to be liquid. These securities represent $1,099,115 or 0.9% of net assets as of August 31, 2009.

(e)	See Note 3 in Notes to Schedules of Portfolio Investments regarding Affiliated Issuers.

(f)	See Note 1G in Notes to Schedules of Portfolio Investments.

(g)	Aggregate cost for financial reporting and Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:	$6,089,903
Excess of tax cost over value:	$(850,121)
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Concluded
August 31, 2009
(Unaudited)
A summary of inputs used to value the fund’s net assets as of August 31, 2009 is as follows (see Note 1A in Notes to Schedules of Portfolio Investments):

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/09	Prices	Inputs	Inputs
U.S.Government Agency Securities	$49,638,410	$—	$49,638,410	$—
Corporate Bonds	33,965,601	—	33,965,601	—
U.S. Treasury Obligations	18,848,940	—	18,848,940	—
Commercial Mortgage-Backed Securities	9,662,761	—	9,662,761	—
Asset-Backed Securities	8,011,218	—	8,011,218	—
Foreign Bonds	1,409,563	—	1,409,563	—
Open-End Fund	2,469,926	2,469,926	—	—
Money Market Fund	1,846,812	1,846,812	—	—
Securities Held as Collateral for Securities on Loan	2,902,348	—	2,902,348	—

Total Assets — Investments in Securities	$128,755,579	$4,316,738	$124,438,841	$—

Total Assets — Other Assets*	$106,812	$—	$106,812	$—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Transfers in
	Market Value at	Net purchases	and/or out of	Market Value at
	05/31/09	(sales)	Level 3	08/31/09
Assets — Investments in Securities	$656,715	$(57,001)	$(599,714)	$—

	Market Value at	Transfer out	Market Value at
	05/31/09	of Level 3	08/31/09
Assets — Other Assets *	$96,612	$(96,612)	$

*	Represents receivable for securities lending collateral shortfall.
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — 96.4%
District of Columbia — 2.6%
Washington D.C., Metropolitan Area Transit Authority, RB
Refunding, INS: National-RE 5.00%, 1/1/12	$500	$535,475
Refunding, Ser B, INS:
National-RE 5.00%, 7/1/10	300	309,939
Ser A, Callable 7/1/19 @ 100 5.25%, 7/1/24	1,000	1,077,090

		1,922,504

Maryland — 83.8%
Annapolis Refunding Public Improvements, GO, 5.00%, 11/1/16	440	445,628
Anne Arundel County GO,
5.00%, 3/1/16	750	816,563
GO, Prerefunded 3/1/12 @ 100 5.25%, 3/1/18	1,000	1,102,360
SO, National Business Park Project, TA, INS: County GTD, 5.13%, 7/1/22	1,000	1,082,640
SO, National Business Park Project, TA, Prerefunded 7/1/10 @ 102 7.38%, 7/1/28	800	859,896
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.00%, 9/1/21	500	522,175
Refunding, Metropolitan District, GO, 5.00%, 8/1/11	750	810,517
Baltimore,
CPI, Ser A, GO, INS: AMBAC 5.00%, 10/15/19	715	783,876
GO, INS: National-RE 7.00%, 10/15/10	450	481,738
Waste Water Project, Ser A, RB, INS: National-RE, FGIC 5.00%, 7/1/22	1,000	1,051,500
Waste Water Project, Ser A, RB, Prerefunded 7/1/15 @ 100, INS: National-RE 5.00%, 7/1/21	1,000	1,157,080
Waste Water Project, Ser B, RB, Prerefunded 7/1/15 @ 100, INS: National-RE 5.00%, 7/1/30	1,500	1,735,620
Water Project, Ser A, RB, Prerefunded 7/1/13 @ 100, INS: FGIC 5.00%, 7/1/33	2,000	2,257,020
Charles County, County Commissioners, CPI, GO
5.00%, 3/1/12	1,000	1,095,700
5.00%, 3/1/18	1,000	1,168,580
Frederick County, Public Improvements, Ser A, GO, 5.00%, 3/1/23	500	555,445
Frederick County, Refunding, Public Facilities, GO, 5.00%, 8/1/17	1,730	1,955,090
Harford County, GO
5.00%, 7/15/20	600	660,024
5.00%, 7/15/22	1,290	1,399,598
Howard County, CPI, Ser B, GO, 5.00%, 2/15/14	1,000	1,138,550
Maryland Environmental Services, Lease Revenue, Cecil County Landfill Project, RB
5.13%, 9/1/10	180	186,143
5.30%, 9/1/12	250	260,837
Maryland State Community Development Administration, Department of Housing & Community Development, Infrastructure Financing, Ser B, RB, INS: National-RE
5.13%, 6/1/17	230	230,389
5.15%, 6/1/22	245	242,053
Maryland State Department of Transportation, RB, 5.00%, 9/1/22	2,000	2,247,840
Maryland State Economic Development Corp., RB Department of Transportation Headquarters, 5.00%, 6/1/15	450	488,372
University of Maryland, College Park Project Student Housing Revenue, Prerefunded 6/1/13 @ 100, 6.50%, 6/1/27	1,350	1,590,530
Utility Infrastructure, INS: AMBAC, 5.38%, 7/1/14	490	516,352
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Maryland — Continued
Maryland State Health & Higher Educational Facilities Authority, RB
Board of Child Care 5.38%, 7/1/32	$500	$502,365
Carroll Hospital Center 5.00%, 7/1/36	975	879,226
College of Notre Dame, INS: National-RE 5.30%, 10/1/18	460	513,429
Goucher College 5.38%, 7/1/25	500	504,715
Lifebridge Health, INS: Assured GTD 5.00%, 7/1/19	1,000	1,070,750
Pooled Loan Program, Ser A, LOC: JPMorgan Chase Bank 0.30%, 4/1/35(a)	2,000	2,000,000
Western Maryland Health System, Refunding, Ser A, INS: National-RE, FHA 5.00%, 7/1/21	750	774,015
Maryland State IDA, American Center for Physics, Refunding, RB, 5.25%, 12/15/14	500	534,110
Maryland State Transportation Authority, RB
GRAN 5.25%, 3/1/19	2,235	2,629,612
Transportation Facilities Projects 5.00%, 7/1/19	1,500	1,701,210
INS: FSA, 5.00%, 7/1/20	1,000	1,114,930
Maryland State Water Quality Financing Administration, Revolving Loan Funding, Ser A, RB
5.00%, 9/1/12	2,675	2,977,275
5.00%, 3/1/24	1,175	1,309,021
Maryland State, State & Local Facilities Loan, Second Ser, GO
5.00%, 8/1/16	2,000	2,200,040
5.00%, 8/1/18	1,450	1,659,931
Montgomery County,
Economic Development, Trinity Health Care Group, RB 5.50%, 12/1/16	930	965,879
Revenue Authority Lease, Refunding, Olney Indoor Swim Center Project, Ser C, RB 5.25%, 10/1/12	140	140,332
Montgomery County, CPI, Ser A, GO, 5.00%, 5/1/12	1,000	1,101,710
New Baltimore Board of School Commisioners, School System, RB, 5.13%, 11/1/14	455	472,563
Prince Georges County, CPI, Ser A, GO, Prerefunded 10/1/13 @ 100 5.00%, 10/1/23	1,685	1,913,115
IDA, Refunding, Upper Marlboro Justice, Ser A, RB, INS: National-RE
5.00%, 6/30/17	500	544,165
5.00%, 6/30/19	710	759,863
Woodview Village, Phase II-Sub District, SO, RB, Prerefunded 7/1/12 @ 102 7.00%, 7/1/32	1,162	1,369,115
Queen Anne’s County, Refunding, GO, INS: National-RE, FGIC, 5.00%, 11/15/10	400	419,524
Saint Mary’s County,County Commissioners, St. Mary’s Hospital, GO,
5.00%, 10/1/09	880	882,825
5.00%, 10/1/20	1,000	1,070,540
Talbot County, Public Facilities, GO, 5.00%, 3/15/12	480	524,117
University of Maryland, System Auxiliary Facilities & Tuition, RB, Ser A, 5.00%, 4/1/18	1,200	1,389,144
Washington County, Public Improvements, GO, Prerefunded 1/1/10 @ 101, INS: National-RE, FGIC, 5.50%, 1/1/20	300	308,052
Washington Suburban Sanitation District,
General Construction, GO, Prerefunded 6/1/10 @ 100 5.25%, 6/1/24	440	456,012
Refunding, General Construction, GO, 5.00%, 6/1/19	680	752,753
Water Supply, GO, 5.00%, 6/1/20	1,000	1,100,330

		61,382,784

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Concluded
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Puerto Rico — 10.0%
Puerto Rico Commonwealth Highway & Transportation Authority RB, Ser D, Prerefunded 7/1/12 @ 100, 5.75%, 7/1/41	$1,350	$1,503,859
Puerto Rico Commonwealth Highway & Transportation Authority, Ser Y, RB, 6.25%, 7/1/13	1,000	1,071,720
Puerto Rico Commonwealth, Public Improvements, GO Ser A, INS: National-RE, IBC 5.25%, 7/1/21	1,000	981,800
Ser B, LOC: Wachovia Bank N.A. 0.10%, 7/1/32(a)	1,600	1,600,000
Puerto Rico Electric Power Authority, Refunding, Ser SS, RB, INS: National-RE, 5.00%, 7/1/19	1,000	1,022,230
Puerto Rico Public Buildings Authority, Government Facilities, Ser I, RB, Prerefunded 7/1/14 @ 100, INS: Commonwealth GTD, 5.50%, 7/1/21	1,000	1,146,380

		7,325,989

TOTAL MUNICIPAL BONDS (Cost $68,407,661)		70,631,277

TOTAL INVESTMENTS IN SECURITIES — 96.4% (Cost $68,407,661) (b)		70,631,277
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.6%		2,665,688

NET ASSETS — 100.0%		$73,296,965

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2009.

(b)	Aggregate cost for financial reporting and Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:	$2,463,036
Excess of tax cost over value:	$(239,420)
A summary of inputs used to value the fund’s net assets as of August 31, 2009 is as follows (see Note 1A in Notes to Schedules of Portfolio Investments):

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/09	Prices	Inputs	Inputs
Municipal Bonds	$70,631,277	$—	$70,631,277	$—

Total Assets-Investments in Securities	$70,631,277	$—	$70,631,277	$—

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — 99.2%
Alaska — 2.1%
Valdez Marine Terminal, BP Pipelines, Inc., Ser B, RB, VRDB, 0.08%, 7/1/37(a)	$1,900	$1,900,000

Arizona — 2.8%
Arizona School Facilities Board RB, State School Improvement, Prerefunded 7/1/11 @ 100, 5.50%, 7/1/12	1,395	1,516,923
Arizona State Transportation Board Highway RB, 5.25%, 7/1/13	1,000	1,065,840

		2,582,763

California — 3.3%
Los Angeles Unified School District, GO, Ser A, INS: National-RE, 5.25%, 7/1/12	2,745	2,998,528

Colorado — 1.2%
Regional Transportation District, Sales Tax RB, Ser B, INS: AMBAC, 5.25%, 11/1/11	1,000	1,090,400

Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority, Yale University, Ser Y-3, RB, VRDB, 0.10%, 7/1/35(a)	1,300	1,300,000

District of Columbia — 1.2%
District of Columbia, Income Tax, Ser B, RB, 5.00%, 12/1/12	1,000	1,111,420

Florida — 4.1%
Citizens Property Insurance Corp., Senior Secured High Activity, Ser A-1, RB, 6.00%, 6/1/16	1,800	1,895,508
Florida State Division of Bond Finance Department General Services RB, Environmental Protection-Preservation, Ser 2000-B, INS: FSA, 5.25%, 7/1/13	1,810	1,813,620

		3,709,128

Georgia — 4.2%
Cherokee County School System, GO, Ser B, INS: National-RE FGIC Student Aid Withholding, 5.00%, 8/1/14	1,360	1,549,230
Georgia State, GO, Ser B, 5.75%, 8/1/13	2,000	2,320,860

		3,870,090

Illinois — 6.8%
Chicago Park District, Limited Tax, Ser C, GO, Prerefunded 7/1/11 @ 100, INS: FGIC, 5.50%, 1/1/20	1,500	1,629,660
Illinois Finance Authority, Art Institute of Chicago, Ser A, RB, 5.25%, 3/1/19	1,000	1,059,020
Illinois State Sales Tax RB, 5.38%, 6/15/13	1,000	1,065,530
University of Illinois, Utility Infrastructure Projects, COP, Ser B, Prerefunded 8/15/11 @ 100, INS: AMBAC, 5.50%, 8/15/18	2,300	2,495,638

		6,249,848

Kansas — 1.1%
Olathe Health Facilities RB, Olathe Medical Center, Mandatory put 3/1/13 @ 100, Ser A, 4.13%, 9/1/37(a)	1,000	1,016,240

Maryland — 6.1%
Anne Arundel County, Refunding, Consolidated Water & Sewer, GO, 5.00%, 3/1/14	1,000	1,138,490
Baltimore,, 5.00%, 7/1/30	500	578,540
Carroll County, CPI, GO, 5.00%, 11/1/11	1,000	1,089,570
Maryland State, State and Local Facilities Loan, 2nd Ser, GO, 5.00%, 8/1/15	1,395	1,622,971
Maryland Water Quality Financing Administration, Revolving Loan Fund RB, Ser A, 5.00%, 3/1/14	1,000	1,140,350

		5,569,921

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Massachusetts — 2.6%
Massachusetts State Development Finance Agency RB, Phillips Academy, 5.00%, 9/1/14	$780	$893,896
Massachusetts State Health & Educational Facilities Authority RB, Simmons College, Ser F, Prerefunded 10/1/13 @ 100, INS: FGIC GO of Institution, 5.00%, 10/1/33	1,295	1,467,585

		2,361,481

Michigan — 7.9%
Detroit City School District, School Building & Site Improvements, GO, Ser A, INS: FGIC Q-SBLF, 5.00%, 5/1/11	1,000	1,024,930
Detroit, RAN 5.00%, 3/1/10	1,000	1,005,420
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.00%, 10/1/13	2,000	2,245,480
Michigan State Building Authority RB, Refunding Facilities Program, Ser 1, Prerefunded 10/15/09 @ 100, 5.25%, 10/15/13	1,030	1,035,881
Woodhaven Brownstown School District, GO, Prerefunded 5/1/12 @ 100, INS: Q-SBLF, 5.38%, 5/1/16	1,710	1,895,928

		7,207,639

Minnesota — 4.8%
Minneapolis Health Care Systems RB, Allina Health System, Ser A, Prerefunded 11/15/12 @ 100, 6.00%, 11/15/23	1,000	1,148,860
Minnesota Public Facilities Authority, Water Pollution Control, RB, Ser A, Prerefunded 3/1/12 @ 100, 5.00%, 3/1/18	2,000	2,192,440
Scott County, Grant Anticipation Notes, GO, 4.00%, 12/1/10	1,000	1,005,530

		4,346,830

Missouri — 3.5%
Missouri State Highways & Transportation Commission, State Road RB, Ser A, 5.00%, 2/1/13	1,800	1,946,826
Missouri State Highways & Transportation Commission, State Road RB, Second Lien, 5.00%, 5/1/16	1,100	1,270,665

		3,217,491

Nevada — 3.4%
Nevada State, Refunding, Ser A, GO, 5.00%, 7/1/13	1,080	1,081,426
Reno Sales Tax, Senior Lien, Reno Project, RB, VRBD, LOC: Bank of New York, 0.12%, 6/1/42(a)	2,000	2,000,000

		3,081,426

New Jersey — 1.7%
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser B, RB, ETM, INS: National-RE, 6.50%, 6/15/10	1,500	1,570,875

New York — 4.7%
Erie County, Public Improvements, Ser A, GO, INS: National-RE, 5.00%, 12/1/14	1,000	1,064,340
Nassau County Interim Finance Authority, Sales Tax, Ser A, RB, 5.00%, 11/15/13	1,000	1,133,200
New York City, Ser G, GO, 5.00%, 8/1/11	750	801,465
Tobacco Settlement Financing Corp., Asset Backed, Ser A-1, RB, 5.50%, 6/1/16	1,300	1,324,076

		4,323,081

North Carolina — 4.6%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System RB, Ser A, Prerefunded 1/15/15 @ 100, 5.00%, 1/15/45	1,500	1,726,230
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
North Carolina — Continued
North Carolina State, Highway Improvement, GO, 5.00%, 5/1/14	$1,000	$1,113,240
University of North Carolina, University RB, Refunding, Ser B, 5.00%, 12/1/11	1,250	1,363,600

		4,203,070

Ohio — 3.8%
Ohio State Higher Educational Facility Commission, Cleveland Clinic, Ser B-4, RB, VRDB, 0.12%, 1/1/43(a)	1,100	1,100,000
Ohio State Water Development Authority RB, Ser A, 5.00%, 6/1/12	1,145	1,260,141
Ohio State, Major New State Infrastructure Project RB, Ser 2008-1, 5.00%, 6/15/11	1,000	1,071,430

		3,431,571

Pennsylvania — 10.8%
Allegheny County Hospital Development Authority RB, University of Pittsburgh Medical Center, Ser A, 5.00%, 9/1/10	1,000	1,037,050
Pennsylvania State Higher Educational Facilties Authority, University of Scraton, RB, 5.00%, 5/1/11	1,000	1,055,660
Pennsylvania State Higher Eductational Facilities Authority, College & University RB, Marywood University Program, Prerefunded 6/1/10 @ 100, INS: National-RE, 5.50%, 6/1/18	1,430	1,482,495
Pennsylvania State, Fourth Ser, GO, 5.00%, 7/1/14	1,800	2,045,502
Philadelphia Hospitals & Higher Education Facilities Authority, Childrens Hospitals, RB, Ser B, SPA: Wachovia Bank N.A., 0.12%, 7/1/31(a)	1,000	1,000,000
Philadelphia Parking Authority, Parking RB, 5.00%, 9/1/12	1,000	1,040,270
Pittsburgh Water & Sewer Authority, Water & Sewyer System, RB, First Lien, Prerefunded 6/1/12 @ 100, INS: AMBAC, 5.13%, 12/1/31	2,000	2,199,280

		9,860,257

Puerto Rico — 1.2%
Puerto Rico Commonwealth Highway & Transportation Authority, Ser Y, RB, 6.25%, 7/1/13	1,000	1,071,720

South Carolina — 3.7%
Berkeley County Pollution Control Facilities, Amoco Chemical Co. Project, RB, VRDB, 0.08%, 7/1/12(a)	1,800	1,800,000
South Carolina State Public Service Authority Revenue, Ser A, RB, INS: FSA, 5.00%, 1/1/13	1,460	1,608,219

		3,408,219

Texas — 6.7%
Houston Health Facilities Development Corp., Retirement Facility RB, Buckingham Senior Living Community, Ser A, Prerefunded 2/15/14 @ 101, 7.13%, 2/15/14	1,000	1,210,580
Houston, Ser E, GO, INS: AMBAC, 5.00%, 3/1/15	1,000	1,128,700
Southwest Higher Education Authority, Southern Methodist University, RB, VRDB, LOC: Landesbank Hessen-Thueringen Girozentrale, 0.15%, 7/1/15(a)	2,100	2,100,000
Texas State Public Finance Authority, Ser A, 5.00%, 10/1/17	500	573,570
Texas State Transportation Commission, First Tier, RB, 5.00%, 4/1/13	1,000	1,117,760

		6,130,610

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Concluded
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Virginia — 4.2%
Fairfax County, Ser A, GO, Prerefunded 6/1/10 @ 101, INS: State Aid Withholding, 5.00%, 6/1/19	$1,500	$1,566,765
Virginia State, Ser A, GO, 5.00%, 6/1/13	2,000	2,260,160

		3,826,925

Washington — 1.3%
Richland Electric RB, Prerefunded 5/1/11 @ 100, INS: National-RE, 5.10%, 11/1/22	1,115	1,189,538

TOTAL MUNICIPAL BONDS (Cost $88,420,471)		90,629,071

TOTAL INVESTMENTS IN SECURITIES — 99.2% (Cost $88,420,471) (b)		90,629,071
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		750,294

NET ASSETS — 100.0%		$91,379,365

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2009.

(b)	Aggregate cost for financial reporting and Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost :	$2,247,275
Excess tax cost over value :	$(38,675)
A summary of inputs used to value the fund’s net assets as of August 31, 2009 is as follows (see Note 1A in Notes to Schedules of Portfolio Investments):

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/09	Prices	Inputs	Inputs
Municipal Bonds	$90,629,071	$—	$90,629,071	$—

Total Assets-Investments in Securities	$90,629,071	$—	$90,629,071	$—

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — 99.2%
Alaska — 2.7%
Alaska State Housing Finance Corp., State Capital Project, Ser B, RB, INS: National-RE, 5.00%, 12/1/18	$2,085	$2,286,849
Valdez Marine Terminal, BP Pipelines, Inc., Ser B, RB, VRDB, 0.08%, 7/1/37(a)	300	300,000

		2,586,849

Arizona — 2.6%
Arizona Tourism & Sports Authority Tax, Multipurpose Stadium Facility, Ser A, RB, INS: National-RE, Prerefunded 7/1/13 @ 100, 5.38%, 7/1/21	2,135	2,434,754

California — 11.1%
California Educational Facilities Authority, University of Southern California, Ser C, RB, 5.25%, 10/1/24	2,000	2,332,980
California Health Facilities Financing Authority, Catholic Healthcare West Refunding, Mandatory Put 7/1/14 @ 100, Ser I, RB, VRDB, 4.95%, 7/1/26(a)	1,800	1,843,326
California State Department of Water Resources, Power Supply Revenue, RB, 5.00%, 5/1/20	1,120	1,213,184
Glendale Unified School District, Ser D, GO, INS: National-RE, 5.25%, 9/1/17	1,500	1,582,470
Golden State Tobacco Securitization Corp., Tobacco Settlement, Ser 2003 A1, RB, Prerefunded 6/1/13 @ 100, 6.75%, 6/1/39	2,000	2,352,080
Los Angeles Unified School District, Election 2004, Ser H, GO, INS: FSA, 5.00%, 7/1/16	1,000	1,118,680

		10,442,720

Colorado — 1.9%
Colorado Water Resources & Power Development Authority Corp., Wastewater, Revolving Fund, Ser A-2, RB, 5.50%, 9/1/21	1,500	1,803,225

District of Columbia — 1.2%
District of Columbia, Income Tax, Ser B, RB, 5.00%, 12/1/12	1,000	1,111,420

Florida — 2.9%
Citizens Property Insurance Corp., Senior Secured High Activity, Ser A-1, RB, 6.00%, 6/1/16	1,000	1,053,060
Florida State Board of Education, Capital Outlay, 2008 - Ser B, GO, 5.00%, 6/1/20	590	661,443
Lee County Transportation Facilities, Refunding, Ser A, RB, INS: AMBAC, 5.50%, 10/1/14	1,000	1,038,900

		2,753,403

Georgia — 1.2%
Georgia State, Refunding, Series C, GO, 5.50%, 7/1/14	1,000	1,167,800

Idaho — 1.1%
Ada & Canyon Counties, Joint School District Number 2 Meridan, GO, Ins: School Board GTD, 5.13%, 7/30/19	1,000	1,066,500

Illinois — 3.0%
Chicago, Refunding, Ser A-2, GO, ETM, INS: AMBAC, 6.25%, 1/1/13	1,000	1,155,010
Illinois Finance Authority, Art Institute of Chicago, Ser A, RB, 5.25%, 3/1/19	1,000	1,059,020
Will Grundy Counties, Community College District No.525, Joilet Jr. College, GO, 6.25%, 6/1/24	500	577,895

		2,791,925

Maryland — 2.3%
Maryland State, State & Local Facilities Loan, 2nd Series, GO, 5.00%, 8/1/14	1,875	2,154,825

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Massachusetts — 8.9%
Massachusetts Bay Transportation Authority, General Transportation System, Ser C, GO, INS: National-RE FGIC, 5.50%, 3/1/13	$3,000	$3,395,010
Massachusetts Bay Transportation Authority, Sales Tax, Senior Ser B, RB, 5.25%, 7/1/23	1,000	1,167,720
Massachusetts State Health & Educational Facilities Authority, Harvard University, Ser R, RB, INS: GO of Institution, VRDB, 0.10%, 11/1/49(a)	900	900,000
Massachusetts State Water Pollution Abatement Trust Refunding, Pool PG, RB, 5.25%, 8/1/17	1,000	1,186,010
Massachusetts State Water Resources Authority, Ser J, RB, INS: FSA GO of Authority, 5.50%, 8/1/21	1,455	1,752,169

		8,400,909

Michigan — 4.6%
Michigan State Building Authority, Refunding Facilities Program, Ser I, RB, 5.13%, 10/15/20	1,000	1,010,220
Southfield Library Buliding Authority, Refunding, GO, INS: National-RE, 5.00%, 5/1/17	1,135	1,250,475
Warren Consolidated School District, Refunding, GO, INS: Q-SBLF, 5.25%, 5/1/17	1,930	2,080,810

		4,341,505

Missouri — 1.2%
Missouri State Highways & Transportation Commission, State Road, Second Lien, RB, 5.00%, 5/1/17	1,000	1,157,430

Nebraska — 3.0%
Lancaster County, Nebraska School District No 1, Lincoln Public Schools, GO, 5.00%, 1/15/20	2,460	2,826,565

Nevada — 2.2%
Clark County Passenger Facility Charge, Las Vegas-McCarran International Airport, Ser A, RB, 5.00%, 7/1/12	1,000	1,071,770
Reno Sales Tax, Senior Lien, Reno Project, RB, VRBD, LOC: Bank of New York, 0.12%, 6/1/42(a)	1,000	1,000,000

		2,071,770

New York — 10.5%
Nassau County Interim Finance Authority, Sales Tax Secured, Ser A, RB, 5.00%, 11/15/14	1,000	1,144,770
New York State Dormitory Authority, Non State Supported Debt, Residential Institution for Children, RB, INS: SONYMA, 5.00%, 6/1/15	650	728,663
New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, New York City Municipal Water Project, Ser B, RB, 5.25%, 6/15/16	1,350	1,481,639
New York State Urban Development Corp., State Personal Income Tax, Series B-1, RB, 5.00%, 3/15/14	1,250	1,402,512
New York State, Local Government Assistance Corp., Senior Lien Certificate of Deposit, RB, INS: GO of Corp., 5.00%, 4/1/20(b)	3,000	3,423,750
Tobacco Settlement Financing Corp., Asset Backed, Ser A-1, RB, 5.50%, 6/1/16	1,690	1,721,299

		9,902,633

North Carolina — 6.0%
New Hanover County, GO, 5.00%, 12/1/21	1,325	1,550,316
North Carolina Eastern Municipal Power Agency, Power System, Ser A, RB, ETM, 5.00%, 1/1/21	2,665	3,115,092
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Continued
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
North Carolina — Continued
North Carolina Medical Care Commission Health Systems, Mission Health Combined Group, RB, 5.00%, 10/1/22	$1,000	$1,030,100

		5,695,508

Ohio — 7.2%
Cuyahoga County, Cleveland Clinic, Sub Ser B-1, RB, VRDB, INS: JPMorgan Chase & Co., 0.12%, 1/1/39(a)	1,000	1,000,000
Ohio State Water Development Authority, Fresh Water, Refunding, RB, 5.50%, 6/1/21	1,000	1,198,670
Ohio State, Common Schools, Series A, GO, 5.00%, 9/15/17	3,000	3,331,230
Richland County Hospital Facilities Improvements, MedCentral Health, Ser B, RB, Prerefunded 11/15/10 @ 101, 6.38%, 11/15/30	1,165	1,256,138

		6,786,038

Pennsylvania — 4.5%
Northampton County General Purpose Authority, Lafayette College, RB, 5.00%, 11/1/18	1,575	1,789,137
Pennsylvania Higher Educational Facilties Authority, Association of Independent Colleges & Universities, Ser-FF2, RB, INS: Radian, 5.00%, 12/15/16	1,425	1,382,592
Philadelphia School District, Refunding, Ser B, GO, INS: Assured GTD State Aid Withholding, 5.00%, 6/1/17	1,015	1,079,178

		4,250,907

Puerto Rico — 2.4%
Puerto Rico Commonwealth Highway & Transportation Authority, Ser Y, RB, 6.25%, 7/1/13	1,000	1,071,720
Puerto Rico Electric Power Authority, Ser RR, RB, INS: FGIC, Prerefunded 7/01/15 @ 100, 5.00%, 7/1/35	1,000	1,160,050

		2,231,770

South Carolina — 2.2%
Columbia, Tourism Development Fee Pledge, COP, INS: AMBAC, 5.25%, 6/1/17	1,895	2,028,200

Texas — 9.4%
Austin Independent School District, Refunding, GO, INS: PSF-GTD, 5.00%, 8/1/16	2,500	2,878,950
Bexar County, Ser A, GO, 5.00%, 6/15/22(b)	2,255	2,485,889
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital System, RB, 5.00%, 6/1/14	750	835,140
Harris County, Ser A, GO, Prerefunded 10/1/19 @ 100, 5.00%, 10/1/22	1,000	1,100,540
Montgomery County, Pass-Thru Toll Revenue, GO, INS: Assured GTD, 5.00%, 3/1/21	1,000	1,110,920
Southwest Higher Education Authority, Southern Methodist University, RB, VRDB, LOC: Landesbank Hessen-Thueringen Girozentrale, 0.15%, 7/1/15(a)	500	500,000

		8,911,439

Utah — 1.6%
Salt Lake City, Sales Tax, Series A, RB, 5.00%, 10/1/16	1,310	1,529,543

Washington — 4.9%
Energy Northwest Washington Electric, Refunding Columbia Generating, Ser A, RB, 5.50%, 7/1/15	2,000	2,321,080
Washington State, Various Purpose, Series R-A, GO, Ins: AMBAC, 5.00%, 1/1/14	2,000	2,253,700

		4,574,780

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Concluded
August 31, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Wisconsin — 0.6%
Wisconsin State Transportation, Ser A, RB, 5.00%, 7/1/18	$500	$567,480

TOTAL MUNICIPAL BONDS (Cost $90,907,808)		93,589,898

TOTAL INVESTMENTS IN SECURITIES — 99.2% (Cost $90,907,808) (c)		93,589,898
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		800,317

NET ASSETS — 100.0%		$94,390,215

(a)	Variable or floating rate security. Rate disclosed is as of August 31, 2009.

(b)	Security is callable @ 100.

(c)	Aggregate cost for financial reporting and Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:	$2,903,639
Excess of tax cost over value:	$(221,549)
A summary of inputs used to value the fund’s net assets as of August 31, 2009 is as follows (see Note 1A in Notes to Schedules of Portfolio Investments):

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/09	Prices	Inputs	Inputs
Municipal Bonds	$93,589,898	$—	$93,589,898	$—

Total Assets-Investments in Securities	$93,589,898	$—	$93,589,898	$—

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INVESTMENT ABBREVIATIONS

Currency Abbreviations:
ADR	American Depository Receipt
AMBAC	American Municipal Bond Insurance Corp.
CL	Class
COP	Certificate of Participation
CPI	Consolidated Public Improvement
ETF	Exchange Traded Fund
ETM	Escrowed to Maturity
FDIC	Federal Deposit Insurance Corporation
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Federal Security Assurance
GDR	Global Depository Receipt
GO	General Obligation
GRAN	Grant and Revenue Anticipation Notes
GTD	Guaranteed
IDA	Industrial Development Agency
INS	Insured
LLC	Limited Liability Co.
LOC	Letter of Credit
PCR	Pollution Control Revenue
PLC	Public Liability Co.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Ser	Series
SONYMA	State of New York Mortgage Agency
SP ADR	Sponsored ADR
SP GDR	Sponsored GDR
SPA	Standby Purchase Agreement
TA	Tax Allocation
TECP	Tax-Exempt Commercial Paper
TLGP	Temporary Liquidity Guarantee Program
TRAN	Tax and Revenue Anticipation Note
VRDB	Variable Rate Demand Bond

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
August 31, 2009 (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES
PNC Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of Incorporation of the Company, as amended, authorize the Board of Directors to issue up to thirty billion shares, having a par value of $0.001 per share. The Company is a series mutual fund which currently issues shares of common stock representing interests in eleven investment portfolios: Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the “Money Market Funds”), Capital Opportunities Fund, International Equity Fund and Diversified Real Estate Fund (the “Equity Funds”), and Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund (the “Bond Funds”), (the Money Market Funds, Equity Funds and Bond Funds collectively, the “Funds”, individually, each a “Fund”).
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
A)	Security Valuation: Investment securities held by the Money Market Funds are valued under an amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange, including securities traded over-the-counter, are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at fair value in accordance with procedures established by the Board of Directors. The Board of Directors of the Company has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations no longer represent the fair value of the foreign securities held by International Equity Fund and may require fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining such fair value prices, International Equity Fund utilizes data furnished by an independent pricing service. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

In September 2006, the Financial Accounting Standards Board issued Financial Accounting Standards No. 157, Fair Value Measurement (“FAS 157”) effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of June 1, 2008, the beginning of the Funds’ current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities,interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
August 31, 2009
(Unaudited) (Continued)
1. SIGNIFICANT ACCOUNTING POLICIES — Continued
In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ net assets as of August 31, 2009 is included with each Fund’s Schedule of Portfolio Investments.
B)	Security Transactions: Security transactions are accounted for on the trade date for financial statement preparation purposes.

C)	Repurchase Agreements: Each Fund, except Tax-Exempt Money Market Fund, Tax-Exempt Limited Maturity Bond Fund, Maryland Tax-Exempt Bond Fund, and National Tax-Exempt Bond Fund, may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. In the case of Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as collateralized financings. The policy of the Funds is to obtain possession of collateral with a market value greater than or equal to 102% of the repurchase agreement.

D)	Foreign Securities: Investing in foreign securities is subject to certain risks such as currency exchange rate volatility, possible political, social, or economic instability, foreign taxation and/or differences in auditing and other financial standards. A Fund investing in foreign securities is subject to foreign income taxes by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income. Gains realized upon disposition of certain foreign securities held by a Fund may be subject to capital gains tax in that particular country. The tax on realized gains is paid prior to repatriation of sales proceeds. As applicable, a Fund accrues a deferred tax liability for net unrealized gains on securities subject to a capital gains tax.

E)	Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respective period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. A Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F)	Forward Foreign Currency Exchange Contracts: The International Equity Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives and may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and/or to gain exposure to a country’s currency in a situation where the Fund’s equity holdings are underweight relative to the benchmark. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. See Note 4 for Forward Foreign Exchange Contracts outstanding at August 31, 2009 which is indicative of activity during the period.

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
August 31, 2009
(Unaudited) (Continued)
1. SIGNIFICANT ACCOUNTING POLICIES — Continued
G)	Securities Lending: Pursuant to an agreement with Credit Suisse First Boston, New York Branch (“Credit Suisse”), each Fund except Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund may lend its portfolio securities to approved brokers, dealers or other financial institutions to earn additional income. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% (105% for International Equity Fund) of the value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market valuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in a joint cash collateral account managed by Credit Suiss that typically invests in certain high quality, liquid securities. Although the collateral mitigates risk; securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. Another risk is that return on invested cash collateral in the joint cash collateral account will result in losses for the Funds. The Company has the right under the securities lending agreement to recover the loaned securities from the borrower on demand.

The return on the cash collateral invested in the joint cash collateral account may result in income, gains or losses for the Funds and the NAV of a Fund will be affected by an increase or decrease in the value of the securities that the joint cash collateral account may be invested in. Each of the Funds participating in securities lending own a pro-rata portion of the securities in the joint cash collateral account, the values of which are shown in each Fund’s Schedule of Portfolio Investments. The cost basis of the investments in the joint cash collateral account is allocated among the Funds participating in securities lending based upon each Fund’s pro-rata portion of the total market value of securities on loan at August 31, 2009.

At August 31, 2009, the cash collateral received by the Equity and Bond Funds participating in the securities lending program (the “Participating Funds”) was pooled and invested in the securities listed below. As of August 31, 2009, none of the Money Market Funds participated in the securities lending program.

Security	Security Par	Value
Adjustable Rate Mortgage Trust, 2005-6A, Class 1A1, 0.54%, 11/25/35*	$12,136	$4,899
Bank of America Funding Corp., 2006-G, Class 2A1 0.49%, 07/20/36*	471,631	192,982
Greenpoint Mortgage Funding Trust, 2006AR2, Class 2A2, 0.52%, 04/25/36*	86,766	22,909
American Home Mortgage Investment Trust, 2005-3, Class 1A1, 0.53%, 9/25/35*	12,637	8,754
Bank of America Funding Corp., 2006-H, Class 6A1, 0.46%, 10/20/36*	623,759	223,196
Countrywide Alternative Loan Trust, 2006-0A19, Class A3A, 0.46%, 02/20/47*	219,281	36,088
Deutsche Alt-A Securities Inc. Mortgage Loan Trust, 2006AR5, Class 1A2, 0.46%, 10/25/36*	106,800	39,289
Deutsche Alt-A Securities Inc. Mortgage Loan Trust, 2006-AR4, Class A2, 0.46%, 12/25/36*	107,525	41,608
Greenpoint Mortgage Funding Trust, 2005-AR5, Class 2A2, 0.54%, 11/25/46*	78,758	24,083
Greenpoint Mortgage Funding Trust, 2005-AR5, Class 3A2, 0.54%, 11/25/46*	53,346	16,954
Greenpoint Mortgage Funding Trust, 2006-AR2, Class 1A2, 0.52%, 04/25/36*	46,694	12,551
Harborview Mortgage Loan Trust, 2006-7, Class 2A1C, 0.48%, 09/19/46*	63,426	16,206
Lehman XS Trust, 2005-2, Class 1A1, 0.55%, 08/25/35*	13,333	7,122
Lehman XS Trust, 2005-10, Class 1A1, 0.53%, 01/25/36*	87,179	38,176
Lehman XS Trust, 2006-8, Class 2A1, 0.45%, 06/25/36*	44,864	20,710

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
August 31, 2009
(Unaudited) (Continued)

Security	Security Par	Value
MLCC Mortgage Investors, Inc., 2005-3, Class 1A, 0.52%, 11/25/35*	$786,386	$556,093
MLCC Mortgage Investors, Inc., 2005-3, Class 2A, 0.52%, 11/25/35*	229,508	165,976
MLCC Mortgage Investors, Inc., 2005-3, Class 3A, 0.52%, 11/25/35*	394,925	291,079
Morgan Stanley Mortgage Loan Trust, 2005-2AR, Class A, 0.53%, 04/25/35*	643,146	288,039
Morgan Stanley Mortgage Loan Trust, 2005-5AR, Class 1A1, 0.54%, 09/25/35*	498,126	314,675
Morgan Stanley Mortgage Loan Trust, 2005-6AR, Class 1A1, 0.55%, 11/25/35*	404,126	219,824
Morgan Stanley Mortgage Loan Trust, 2005-9AR, Class 1A, 0.56%, 12/25/35*	28,271	12,899
Morgan Stanley Mortgage Loan Trust, 2005-11AR, Class A1, 0.55%, 01/25/36*	364,537	167,145
Morgan Stanley Mortgage Loan Trust, 2006-6AR, Class 1A1, 0.44%, 05/26/36*	164,541	64,431
Residential Accredit Loans, Inc., 2006-QA4, Class A, 0.45%, 05/25/36*	60,701	20,727
Residential Accredit Loans, Inc., 2006-QA5, Class 1A1, 0.45%, 07/25/36*	126,022	42,021
Residential Accredit Loans, Inc., 2006-QA6, Class A1, 0.46%, 07/25/36*	321,249	126,979
Residential Accredit Loans, Inc., 2006-QA9, Class A1, 0.45%, 11/25/36*	122,655	49,274
Sequoia Mortgage Trust, 2004-3, Class A, 2.36%, 05/20/34*	3,296	2,406
Structured Asset Mortgage Investments Inc., 2006-AR8, Class A68, 0.47%, 10/25/37*	187,354	47,439
Thornburg Mortgage Securities Trust, 2004-4, Class 1A, 0.56%, 12/25/44*	21,707	16,118
Bank of New York Mellon Repurchase Agreement (dated 08/31/09 to be repurchased at $19,401,108 collateralized by a $19,401,091 (Value $19,564,892) U.S.Treasury Bond, interest rate 4.875%, due 05/31/11) 0.20%, 09/01/09	19,401,000	19,401,000

Total	$25,785,685	$22,491,652

*	Prior to August 28, 2009, the Company held Atlantic East Funding LLC (“Atlantic East”) in the joint cash collateral account for the Participating Funds. The underlying collateral supporting Atlantic East is non-agency residential mortgage-backed securities (“RMBS”). On August 28, 2009, the Company exchanged Atlantic East for the underlying collateral portfolio of RMBS and a small amount of cash.

Each RMBS is being fair-valued in accordance with procedures approved by the Board of Directors, as was Atlantic East. Downgrades in the credit ratings assigned to, and deterioration in the fair value of, these RMBS resulted in the value of the joint cash collateral account being less than the collateral owed back to the borrowers on August 31, 2009. If there is a deficiency in the amount of total loan collateral available for return to a borrower on the date the collateral is returned, this would result in a realized loss to the Participating Funds. An affiliate of the Adviser has agreed to pay a portion of the loss if it is realized upon disposition of the RMBS.

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
August 31, 2009
(Unaudited) (Continued)
1. SIGNIFICANT ACCOUNTING POLICIES — Continued
As of August 31, 2009, each of the Participating Funds were negatively impacted by the following amounts per share due to the fair valuation of Atlantic East and the RMBS:

Fund	NAV Impact
Capital Opportunities Fund	$0.11
International Equity Fund	0.01
Diversified Real Estate Fund	0.03
Limited Maturity Bond Fund	0.06
Total Return Bond Fund	0.02

H)	In the normal course of business the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. RESTRICTED SECURITIES
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.
At August 31, 2009, the following Funds held restricted securities that were illiquid:

	Acquisition	Acquisition	Par ($)/		% of Net
	Date	Cost ($)	Shares	Value ($)	Assets
Prime Money Market Fund
BP Capital Markets PLC	12/12/07	10,000,000	10,000,000	10,000,000	1.78%
The FDIC-Citigroup Funding, Inc., TLGP	01/23/09	3,500,000	3,500,000	3,500,000	0.62
The FDIC-General Electric Capital Corp., TLGP	01/05/09	2,000,000	2,000,000	2,000,000	0.36
The FDIC-Goldman Sachs Group, Inc., TLGP	01/14/09	3,519,823	3,500,000	3,519,823	0.63

		19,019,823	19,000,000	19,019,823	3.39

Capital Opportunities Fund
Abraxis BioScience, Inc.	09/07/07 - 08/19/09	350,256	12,600	339,192	1.11
Cardtronics, Inc.	05/08/08 - 08/04/09	343,361	41,700	328,596	1.07

		693,617	54,300	667,788	2.18

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
August 31, 2009
(Unaudited) (Continued)
3. AFFILIATED ISSUERS
Investments in companies considered to be affiliates of the Funds (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940, as amended) are as follows:

		# Shares	Gross	Gross	# Shares
		Held at	Share	Share	Held at	Value at	Investment
Fund	Name of Issuer	Start of Period	Additions	Reductions	End of Period	End of Period	Income
Diversified Real Estate Fund	PNC Government Money Market Fund	—	1,953,154	(1,930,443)	22,711	$22,711	$9
Limited Maturity Bond Fund	PNC Prime Money Market Fund	1,915,767	15,221,450	(14,204,903)	2,932,314	2,932,314	348

Total Return Bond Fund	PNC Prime Money Market Fund	964,856	13,835,727	(12,953,771)	1,846,812	1,846,812	696

	Total Affiliated Issuers				$4,801,837	$4,801,837	$1,093

4. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
A summary of forward foreign currency contacts in International Equity Fund which were outstanding at August 31, 2009 is as follows:

					Unrealized
					Appreciation/
Delivery Dates	Sell		Buy		(Depreciation)
09/16/2009	USD	1,696,797	CAD	1,896,329	$35,481
10/14/2009	USD	35,146	CZK	791,487	9,344
10/27/2009	USD	441,470	CZK	8,410,574	31,095
09/16/2009	GBP	1,239,115	USD	2,080,746	64,111
09/16/2009	USD	1,522,362	JPY	143,403,818	18,954
09/08/2009	USD	256,598	SEK	1,832,812	883

					159,868

09/16/2009	CAD	1,240,379	USD	1,074,722	$(58,353)
10/14/2009	CZK	791,487	USD	42,969	(1,521)
10/27/2009	CZK	15,343,299	USD	774,673	(87,421)
09/16/2009	EUR	907,753	USD	1,272,406	(28,976)
11/16/2009	USD	1,490,819	EUR	1,037,699	(3,167)
09/16/2009	USD	1,078,326	GBP	659,003	(5,545)
09/16/2009	USD	539,629	HUF	102,501,903	(1,641)
09/16/2009	HUF	102,501,902	USD	505,558	(32,430)
10/20/2009	USD	753,537	PLN	2,026,454	(47,317)
10/20/2009	PLN	2,026,454	USD	646,294	(59,926)
11/19/2009	USD	1,221,847	PLN	3,302,758	(73,523)
11/19/2009	PLN	3,302,758	USD	1,052,134	(96,190)
09/08/2009	SEK	1,832,812	USD	239,467	(18,014)

					$(514,024)

Currency Legend

CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	European Union Euro
GBP	Great Britain Pound Sterling
HUF	Hungary Forint
JPY	Japanese Yen
PLN	Poland Zlotych
SEK	Swedish Krona
USD	U.S. Dollar

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
August 31, 2009
(Unaudited) (Concluded)
5. TEMPORARY LIQUIDITY GUARANTEE PROGRAM
The Fund may also invest in securities issued by certain financial institutions participating in the Temporary Liquidity Guarantee Program (the “TLGP”) adopted by the FDIC. Under the TLGP, the FDIC will guarantee the timely payment of principal and interest of a participating financial institution’s newly-issued senior unsecured debt in the event of a default by such institution. The TLGP guarantees debt issued by participating entities on or after October 14, 2008 through and including June 30, 2009. The guarantee applies through the earlier of the maturity of the debt instrument or June 30, 2012. The guarantee would not extend beyond June 30, 2012. Debt issued by a participating financial institution under the TLGP is backed by the full faith and credit of the U.S. government and, therefore, will be treated as “government securities” under the 1940 Act.
6. SUBSEQUENT EVENT
Beginning on September 10, 2009, the Adviser began selling the RMBS held in the securities lending joint cash collateral account (See Note 1G), with the last sale occurring on September 23, 2009. Total proceeds received by the Company upon disposition of the RMBS, including those recovered upon a settlement agreement with a non-affiliate, amounted to approximately $0.70 per $1.00 par value. In addition, an affiliate of the Adviser fulfilled its commitment to reimburse the Participating Funds for a portion of the losses realized upon the disposition of the assets.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) PNC Funds, Inc.

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President and Principal Executive Officer
(principal executive officer)

Date	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President and Principal Executive Officer
(principal executive officer)

Date	October 29, 2009

By (Signature and Title)*	/s/ Jennifer E. Spratley

Jennifer E. Spratley, Treasurer and Principal Financial Officer
(principal financial officer)

Date	October 29, 2009

*	Print the name and title of each signing officer under his or her signature.